United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-8061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Address of principal executive offices)  (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code: (614) 255-3333

Date of fiscal year end: 12/31

Date of reporting period: 06/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Diamond Hill Funds Semiannual Report

This material must be preceded or accompanied by a current prospectus.

Semi-Annual Report

DIAMOND HILL funds

Six months ended June 30, 2008

SMALL CAP FUND

SMALL-MID CAP FUND

LARGE CAP FUND

SELECT FUND

LONG-SHORT FUND
(Closed to new investors)

FINANCIAL LONG-SHORT FUND

STRATEGIC INCOME FUND

Not FDIC Insured | May Lose Value | No Bank Guarantee

Invest With Us.

Table of Contents

Letter to Shareholders	1
Mission Statement, Pledge, and Fundamental Principles	3
Special Investment Letter	6
Financial Statements
Schedules of Investments	8
Tabular Presentation of Schedule of Investments	21
Statements of Assets & Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Schedule of Capital Share Transactions	28
Financial Highlights	30
Notes to Financial Statements	40
Other Items	46
Schedule of Shareholder Expenses	48
Management of the Trust	50

CAUTIONARY STATEMENT

At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Please read the Prospectus carefully for a discussion of fees, expenses, and risks. Current performance may be lower or higher than that quoted herein. You may obtain a current copy of the Prospectus or more current performance information by calling 1-888-226-5595 or at Diamond Hill’s website (www.diamond-hill.com).

Letter to Shareholders

Dear Fellow Shareholders:

We are pleased to provide this 2008 mid-year update for the Diamond Hill Funds. Our focus remains on seeking out investment opportunities where the price-to-intrinsic value relationship provides an opportunity to earn an attractive rate of return while also providing a margin of safety. The following table summarizes the performance of the Diamond Hill Class A shares relative to their benchmarks as of June 30, 2008.

	NAV 6/30/08	Three Months Ended 6/30/08	Six Months Ended 6/30/08	One Year Ended 6/30/08	Three Years Ended 6/30/08	Five Years Ended 6/30/08	Ten Years Ended 6/30/08	Since Inception	Inception Date
Small Cap Fund (DHSCX)	$22.15	0.41%	-1.42%	-10.51%	3.86%	13.69%		13.36%	12/29/00
Russell 2000		0.58%	-9.37%	-16.19%	3.79%	10.29%		6.17%
Small-Mid Cap Fund (DHMAX)	$10.45	2.65%	-0.48%	-7.41%				3.24%	12/31/05
Russell 2500		1.39%	-8.11%	-14.28%				3.21%
Large Cap Fund (DHLAX)	$14.85	-2.30%	-8.62%	-8.74%	7.22%	13.00%		7.34%	6/29/01
Russell 1000		-1.89%	-11.20%	-12.36%	4.81%	8.22%		2.66%
Select Fund (DHTAX)	$9.59	-1.83%	-9.24%	-9.93%				3.50%	12/31/05
Russell 3000		-1.69%	-11.05%	-12.69%				3.21%
Long-Short Fund (DIAMX)	$17.86	-1.86%	-2.39%	0.89%	10.02%	13.18%		9.02%	6/30/00
Russell 1000		-1.89%	-11.20%	-12.36%	4.81%	8.22%		0.57%
MorningstarTM Long-Short
Category Average		0.27%	-2.67%	3.10%	4.76%	4.86%		4.50%
Financial Long-Short Fund (BANCX)	$11.55	-21.49%	-28.27%	-41.06%	-10.75%	-0.06%	3.46%	6.28%	8/1/97
S&P Supercomposite Financials (A)		-17.42%	-28.18%	-40.85%	-8.77%	-0.51%	0.23%	2.17%
Strategic Income Fund (DSIAX)	$9.92	-1.60%	-1.75%	-9.08%	0.92%	3.91%		6.45%	9/30/02
Merril Lynch Domestic Master Index		-1.14%	1.33%	7.57%	4.21%	3.96%		4.41%

Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company

Returns are shown without sales charges but include all other expenses. Standardized performance for each Fund is shown on page 48.

(A)	Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.

Equity Markets

The first half of 2008 saw tremendous turmoil in the U.S. financial sector as well as strength in energy prices and stocks. A series of systemic risks were combated by aggressive government actions. In January when multi-billion dollar trading losses at French bank Societe Generale threatened to plunge financial markets into despair, the Fed cut interest rates by 75 basis points and followed that with another 50 basis point cut just over a week later to attempt to stabilize markets. The housing, mortgage and credit crisis erupted again in March as Bear Stearns found itself on the brink of a declaration of bankruptcy. Once again the Fed came to the rescue, cutting rates another 75 basis points. Also for the first time, the Fed extended credit via the discount window to primary dealers rather than just banks. This, along with the Fed and Treasury-brokered deal for J.P. Morgan to buy Bear Stearns once more stabilized the financial system for a period. As concerns rose in June regarding the financial position of mortgage guarantors Fannie Mae and Freddie Mac, various government bodies were preparing relief efforts at mid-year, and in July took steps to support those agencies. These continued government efforts to avoid the most negative outcomes for the financial system, along with severely discounted valuations for many financial equities, have created selected attractive investment opportunities for our funds.

These challenging market conditions led to sizable drops in most market indexes. Diamond Hill equity funds all experienced negative absolute returns, albeit generally less negative than our comparative benchmarks. This was in large part due to significant holdings in energy stocks, and in particular in oil exploration and production stocks. For example, the S&P 500 Energy Index, which is dominated by large integrated oil companies such as Exxon Mobil, Chevron and ConocoPhillips, rose 8.9% during the first half of 2008, beating the -11.9% return for the broad S&P 500 Index. In comparison, the average year-to-date performance of energy stocks held in the Diamond Hill Large Cap Fund as of 6/30/08 was over 30%, and the corresponding figure for the Diamond Hill Small Cap Fund was approximately twice that (note that these figures do not reflect the precise impact of the stocks in the portfolios). Our analysis suggests that the secular opportunity in energy stocks remains, despite energy prices exceeding our normalized long-term estimates.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 1

Fixed Income Markets

During the first half of 2008, the fixed income markets were dominated by several countervailing themes. The dominant themes were the housing correction and credit crunch which led to a flight to US Treasury securities. The rally in Treasury securities was tempered by increasing inflation expectations caused by the dramatic increase in the price of oil and other commodities. During the first quarter, the Federal Reserve reduced the target Fed Funds rate from 4.25% to 2.25% and Treasury securities appreciated nicely. BBB-rated and high yield corporate bonds declined in value during the first quarter as credit fears reached a crescendo with the government directed acquisition of Bear Stearns by J.P. Morgan.

On April 30, the Fed reduced the target Fed Funds rate from 2.25% to 2.00%. The Fed went on hold at its June 25 meeting. From the Bear Stearns transaction through mid-May, the credit markets improved and Treasury securities sold off in response to inflationary concerns and the perception that accommodative monetary policy would begin to be reversed. From mid-May through the end of the quarter, credit concerns once again intensified causing credit-sensitive securities to suffer and Treasury securities to benefit.

Investors are struggling to process a number of factors - capital levels of financial institutions, house prices, oil and other commodities prices, the prices of stocks and fixed income securities, government policies, greed and fear - to make investment decisions. We continue to believe that for unleveraged investors with a long-term time horizon, credit sensitive securities are attractive and Treasury securities are overvalued. However, we expect heightened volatility to persist until investors become comfortable with the capital levels of financial institutions. This, in turn, will likely require that investors have a better idea of where house prices will level out.

Diamond Hill Capital Management, Inc.

Christopher A. Welch, CFA Portfolio Manager

William Zox, CFA Portfolio Manager - Fixed Income

Page 2	Diamond Hill Funds Semi-Annual Report June 30, 2008

Mission Statement, Pledge
and Fundamental Principles

Mission
The mission of Diamond Hill is to our clients through a disciplined intrinsic value-based approach to investing, while maintaining a long-term perspective, and aligning our interests with those of our clients.

To successfully pursue our mission, we are:

COMMITTED to the Graham-Buffett investment philosophy, with goals (over 5-year rolling periods) to outperform benchmarks and our peers, and achieve absolute returns sufficient for risk of asset class.

DRIVEN by our conviction to create lasting value for clients and shareholders.

MOTIVATED through ownership of Diamond Hill funds and company stock.

Investment Philosophy
At Diamond Hill, the investment philosophy, which is rooted in the teachings of Benjamin Graham and the methods of Warren Buffett, drives the investment process — not the opposite.

Most simply, we invest in a company when its market price is at a discount to our appraisal of the intrinsic value of the business (or at a premium for short positions).

There are four guiding principles to our investment philosophy:
w Treat every investment as a partial ownership interest in that company
w Invest with protection of capital, as well as return on capital, in mind
w Have a long-term investment temperament
w Recognize that market price and intrinsic value converge over time

“Investment is most intelligent when it is most businesslike.”
— BENJAMIN GRAHAM

Pledge
Consistent with our mission & investment philosophy, we pledge the following to all of our clients:

Our investment discipline is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value (at a premium for short positions) and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930s and many others have practiced it with great success ever since, most notably Warren Buffett.

We will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

Our investment team will be comprised of people with integrity, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each possesses the highest level of character, business ethics and professionalism.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 3

Our employees will enjoy a working environment that supports professional and personal growth, thereby enhancing employee satisfaction, the productivity of the firm and the experience of our clients.

“Invest With Us” means we will invest the capital you entrust to us with the same care that we invest our own capital. To this end, Diamond Hill employees and affiliates are significant investors in the same portfolios in which our clients invest and are collectively the largest shareholders in the Diamond Hill Funds. In addition, all Diamond Hill employees are subject to a Code of Ethics, which states that all personal investments must be made in a Diamond Hill fund, unless approved by our Chief Compliance Officer.

Our fundamental investment principles
Valuation

Every share of stock has an intrinsic value that is independent of its current stock market price.

At any point in time, the stock market price may be either significantly higher or lower than intrinsic value.

Over short periods of time, as evidenced by extreme stock market volatility, the stock market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

Over sufficiently long periods of time, five years and longer, the stock market price tends to converge with intrinsic value.

Calculating Intrinsic Value Estimate

We believe that we can determine a reasonable approximation of that intrinsic value in some cases.

That value can be determined if we have a reasonable basis for projecting the future cash flows of a business and use an appropriate discount rate.

In estimating intrinsic value, we use an interdisciplinary approach. Not only do we perform financial modeling including discounted cash flow, private market value, and leveraged buyout analyses, we draw from other areas we believe are relevant to our investment decision-making. These include economics, statistics and probability theory, politics, psychology, and consumer behavior.

In short, we do not want to exclude from our thinking anything that can help us forecast future cash flows, our most important as well as most difficult job.

The Diamond Hill investment process continually compares market price to our estimate of intrinsic value, which is updated over time as new information arises.

Suitable Investments

We only invest in a business when the stock market price is lower than our conservative assessment of per share intrinsic value (or at a premium for short positions).

We concentrate our investments in businesses whose per share intrinsic value is likely to grow.

To achieve this, we assess the underlying economics of the businesses in which we invest and the industries and markets in which they participate. We seek to invest in businesses that possess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

Page 4	Diamond Hill Funds Semi-Annual Report June 30, 2008

Every business in which we invest is “handicapped” by its price. While we would prefer to own only great businesses with superior managers, there are very few businesses that satisfy those criteria and additionally are available at attractive prices. As a result, we may invest in less attractive businesses at more than attractive prices. Depending on the price that we pay, our returns from less than ideal businesses may be even better than our returns from ideal businesses.

Risk & Return

We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the growth in per share intrinsic value. For short positions, a growing intrinsic value may shorten the holding period.

We do not define risk by price volatility. We define risk as the possibility that we are unable to obtain the return of the capital that we invest as well as a reasonable return on that capital when you need the capital for other purposes. If your time horizon is less than five years, then you should not invest that capital in the stock market.

Our fundamental strategic income principles
Yield

Our primary goal is to generate a yield greater than the current rate of inflation without bearing undue credit or interest rate risk. However, we cannot guarantee any specific yield.

Approach

A flexible approach allows us to invest in both investment grade and non-investment grade corporate bonds as well as in preferred securities, real estate investment trusts, master limited partnerships, and closed end funds.

We can also invest in securities issued by the U.S. government and its agencies when conditions warrant.

Total Return

We balance our income objective with a focus on total return. Over the next five years, our objective is to earn equity-like returns in the income markets with lower year-to-year volatility and more importantly, a much lower risk of permanent loss of capital.

“You simply have to behave according to what is rational than according to what is fashionable.”

— WARREN BUFFETT

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 5

Special Investment Letter -

“It is better to be approximately right, than precisely wrong.”

The above quote from Warren Buffett suggests to us that if we can assess the future economic fundamentals reasonably well and maintain our valuation discipline, we will continue to provide a value-added service to those who invest with us, which is our mission at Diamond Hill.

The first half of 2008 has been a character-building time for investors, to say the least. We certainly understand (perhaps better than most) that during periods like this it can be very difficult to maintain a long-term focus and ignore the constant barrage of incoming market data and analysis which eventually may persuade some people to make irrational, short-term, adjustments to their investment portfolios. The following is an excerpt from an email that I sent to a worried client on July 17th which hopefully provides some insight into our perspective:

The US markets have been experiencing pressure over the past year. While we only know the end of it after-the-fact, yesterdays large advance may suggest that the worst is behind us. The combination of the energy price shock and bursting of the housing bubble has resulted in a weak economy, and this is reflected in the markets. My best guess is that markets finish the year higher than current levels, and while we do not believe that “the next bull market is just around the corner” we do suggest that on a five year rolling basis, we will continue to be able to provide clients satisfactory investment returns. That being said, don’t be surprised by continued volatility, as the economic challenges ahead, such as inflation pressures and a weak economic growth, will exact a toll on investors’ emotions. My suggestion is to try to ignore the short term rollercoaster - thinking in a rolling five year framework helps to do this. Over the past five years, returns were good. Over the next five years, returns should be sufficient. (Over the next five months - who knows?) The biggest danger is getting “whip-sawed” - changing your long term investment plan at the bottom of the valley due to fear (or top of the hill, circa 1999, due to irrational exuberance).

At the outset of Diamond Hill eight years ago, Tom Schindler and I suggested that the US equity market had become bifurcated, and that Large Cap index returns would suffer as a result of extreme over-valuation for at least the totality of this decade. We positioned client portfolios accordingly, and generally our view has come to pass, even though we also suffered over short periods of time - especially during the 3rd quarter of 2002. Small and Mid Cap stocks have fared much better than Large Caps, providing long term results similar to historic norms. In a commentary (“5 Year Forecast & Our Investment Approach” - March 2001), we discussed issues surrounding a market pullback similar in magnitude to what we recently have seen from the market levels reached again last year.

More than four years ago, Chuck Bath wrote that the era of disinflation had ended its 20 year reign, being replaced by tight supply-demand conditions that would lead to upward pressure in commodity prices, most notably energy (“The Times They Are A-Changin’” - March 2004). He has said that this too is a long term phenomenon - both in its making and its ultimate resolution. Accordingly, stocks of natural resources producers have done very well, dwarfing the performance of stocks from all other economic sectors. Yet, during various short periods over the past four years, those same stocks did poorly (as Tom Schindler discussed in detail in a September 2006 piece). However, keeping those positions intact has been important for excellent long term results.

Currently we stand in the midst of disarray amongst stocks in the financial sector. The bursting of the housing bubble has led to record foreclosure rates and loan losses, as well as the seizing up of most of the fixed income markets. The dramatic collapse of Bear Stearns will be remembered as an event indicative of the stress to the system, just as the collapse of Enron recalls the excesses of the preceding decade.

In Chris Bingaman’s Commentary from the 2006 Annual Report, he commented on historically high valuations for financial stocks, which by itself is always troubling. In that year’s semi-annual report we also made mention of the narrow credit spreads, which was indicative of complacency among lenders. We kept our long positions limited to a few of the higher quality institutions, and sure enough, beginning last year revelations consistent with our view came to fore. We now realize that we underestimated the magnitude of the problem, and with the benefit of hindsight we should have had no long positions at all and maintained our short positions for a longer period than we did.

Page 6	Diamond Hill Funds Semi-Annual Report June 30, 2008

Our forecast for the next five years is for broad US equity returns of 8% annualized, with the average financial stock returning something much higher. For instance, if one arrayed the stocks of the financial sector, the median annualized return might be 12%, with stocks at the top of the list compounding over 30% and perhaps a 100% loss for stocks at the bottom of the list. In contrast, we expect energy stocks to continue to provide above average returns, and while few (if any) may have as much upside as 30% compounded, we would be surprised if most did not have positive returns from present levels. The consumer discretionary sector is most likely to under perform the averages, as we doubt investors have adequately discounted the lingering effect on consumer spending from higher gasoline prices coupled with declines in house prices.

As we view return and risk, we are always trying to balance the long term expected return on the capital we invest with the risk of loss of capital. Our long term forecasts of economic fundamentals will not capture the short term market movements caused by investor emotions, but the latter we hope to mitigate with our valuation discipline. The recent market declines have presented us with many attractive opportunities to pursue, and as always we will continue to invest the capital entrusted to us with the same care and diligence with which we invest our own capital.

Thank you for your continued support of Diamond Hill Funds.

Diamond Hill Investments

Ric Dillon, CFA Chief Investment Officer

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 7

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Market Value

Preferred Stock — 1.0%
Financial — 1.0%
Mid-America Apartment
Communities, Inc. - REIT ◊	78,234	$3,993,063

Common Stocks — 79.2%
Consumer Discretionary — 15.2%
Aaron Rents, Inc. ◊	370,000	8,262,100
Acco Brands Corp.* ◊	478,120	5,369,288
AH Belo Corp. ◊	46,200	263,340
American Greetings Corp. ◊	371,500	4,584,310
Belo Corp. ◊	231,000	1,688,610
Brunswick Corp. ◊	69,611	737,877
Callaway Golf Co. ◊	544,840	6,445,457
Charming Shoppes, Inc.* ◊	721,690	3,312,557
Hanesbrands, Inc.* ◊	280,090	7,601,642
K-Swiss, Inc. ◊	357,100	5,249,370
Penske Automotive Group, Inc. ◊	300,000	4,422,000
Steiner Leisure Ltd.* ◊	364,087	10,321,867
		58,258,418

Consumer Staples — 4.8%
Del Monte Foods Co.	590,160	4,190,136
Flowers Foods, Inc. ◊	227,320	6,442,249
Lance, Inc. ◊	140,457	2,636,378
Longs Drug Stores Corp.	122,410	5,154,685
		18,423,448

Energy — 21.6%
Berry Petroleum Co. ◊	160,000	9,420,800
Cimarex Energy Co. ◊	227,920	15,879,186
Encore Acquisition Co.* ◊	325,108	24,444,871
Hornbeck Offshore Services, Inc.* ◊	146,650	8,287,192
Lufkin Industries, Inc. ◊	72,750	6,058,620
Southwestern Energy Co.*	128,230	6,105,030
Whiting Petroleum Corp.*	120,045	12,734,374
		82,930,073

Financial — 11.0%
1st Source Corp. ◊	263,700	4,245,570
Banner Corp. ◊	202,722	1,796,117
City National Corp. ◊	89,820	3,778,727
First State Bancorp ◊	603,160	3,317,380
Guaranty Bancorp ◊	464,240	1,671,264
Hanmi Financial Corp. ◊	543,520	2,831,739
Hanover Insurance Group	143,560	6,101,300
Huntington Bancshares, Inc. ◊	663,440	3,828,049
Imperial Capital Bancorp, Inc. ◊	139,470	799,163
iStar Financial, Inc. ◊	358,595	4,737,040
Taylor Capital Group, Inc. ◊	254,720	1,907,853
UCBH Holdings, Inc. ◊	691,990	1,556,978
United Fire & Casualty Co. ◊	201,423	5,424,321
		41,995,501

Health Care — 2.5%
Analogic Corp. ◊	110,675	6,980,272
Chattem, Inc. ◊	42,340	2,754,217
		9,734,489

Industrial — 13.9%
AirTran Holdings, Inc.* ◊	1,200,000	2,448,000
Apogee Enterprises, Inc. ◊	432,090	6,982,574
Brink's Co., The	80,460	5,263,693
Gehl Co.* ◊	235,912	3,489,138
Griffon Corp.* ◊	102,925	901,623
Kaydon Corp. ◊	127,360	6,547,578
Lincoln Electric Holdings, Inc.	97,100	7,641,770
Toro Co., The ◊	313,670	10,435,801
Trinity Industries, Inc. ◊	186,580	6,472,460
Werner Enterprises, Inc. ◊	169,770	3,154,327
		53,336,964

Information Technology — 3.7%
Orbitz Worldwide, Inc.* ◊	689,940	3,456,599
Verigy Ltd.*	474,510	10,776,122
		14,232,721

Utilities — 6.5%
Cleco Corp. ◊	176,830	4,125,444
Integrys Energy Group, Inc.	151,610	7,706,337
UGI Corp. ◊	243,200	6,982,272
WGL Holdings, Inc. ◊	175,460	6,095,480
		24,909,533

Total Common Stocks		$303,821,147

Page 8	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
	Shares	Market Value

Registered Investment Companies — 47.8%
JPMorgan Prime Money
Market Fund	11,376,070	$11,376,070
Reserve Primary Fund
Class Institutional ††	171,804,209	171,804,209

Total Registered
Investment Companies		$183,180,279

Total Investment Securities — 128.0%
(Cost $507,788,045)**		$490,994,489

Liabilities In Excess
Of Other Assets — (28.0)%		(107,627,334)

Net Assets — 100.0%		$383,367,155

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2008, was $98,878,527.

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of June 30, 2008, was $103,672,124.

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Market Value

Preferred Stock — 0.9%
Financial — 0.9%
Mid-America Apartment
Communities, Inc. - REIT ◊	5,390	$275,106

Common Stocks — 81.7%
Consumer Discretionary — 15.9%
Aaron Rents, Inc. ◊	18,130	404,843
Acco Brands Corp.* ◊	38,540	432,804
AH Belo Corp. ◊	4,830	27,531
American Greetings Corp. ◊	15,600	192,504
Belo Corp. ◊	24,160	176,610
Black & Decker Corp., The	8,540	491,135
Brunswick Corp. ◊	5,545	58,777
Callaway Golf Co. ◊	42,040	497,333
Charming Shoppes, Inc.* ◊	65,610	301,150
Fortune Brands, Inc.	4,820	300,816
Hanesbrands, Inc.* ◊	15,850	430,169
K-Swiss, Inc. ◊	32,250	474,075
Penske Automotive Group, Inc. ◊	25,200	371,448
Steiner Leisure Ltd.* ◊	17,540	497,259
		4,656,454

Consumer Staples — 2.6%
ConAgra Foods, Inc.	15,250	294,020
Del Monte Foods Co.	40,800	289,680
Lance, Inc. ◊	9,020	169,305
		753,005

Energy — 20.7%
Berry Petroleum Co. ◊	7,780	458,086
Cimarex Energy Co. ◊	17,320	1,206,684
Encore Acquisition Co.* ◊	23,025	1,731,249
Hornbeck Offshore Services, Inc.* ◊	3,500	197,785
Lufkin Industries, Inc.	3,720	309,802
Noble Energy, Inc.	7,740	778,334
Southwestern Energy Co.*	8,650	411,827
Whiting Petroleum Corp.*	9,410	998,213
		6,091,980

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 9

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Market Value

Financial — 13.4%
1st Source Corp. ◊	20,770	$334,397
Assurant, Inc.	4,500	296,820
City National Corp. ◊	11,930	501,895
Comerica, Inc. ◊	8,370	214,523
Hanover Insurance Group	9,120	387,600
Huntington Bancshares, Inc. ◊	109,570	632,219
iStar Financial, Inc. ◊	32,140	424,569
Synovus Financial Corp. ◊	72,990	637,203
UCBH Holdings, Inc. ◊	54,160	121,860
United Fire & Casualty Co. ◊	13,680	368,402
		3,919,489

Health Care — 1.5%
Analogic Corp. ◊	7,140	450,320

Industrial — 15.9%
AirTran Holdings, Inc.* ◊	78,210	159,548
Brink's Co., The	6,480	423,922
Dover Corp.	20,680	1,000,291
Fluor Corp.	3,670	682,914
Lincoln Electric Holdings, Inc. ◊	4,690	369,103
Pentair, Inc. ◊	9,590	335,842
Toro Co., The ◊	23,580	784,507
Trinity Industries, Inc. ◊	17,480	606,381
U.S. Airways Group, Inc.* ◊	30,080	75,200
Werner Enterprises, Inc. ◊	13,900	258,262
		4,695,970

Information Technology — 4.1%
Alliance Data Systems Corp.* ◊	3,550	200,753
Orbitz Worldwide, Inc.* ◊	35,800	179,358
Verigy Ltd.*	35,740	811,655
		1,191,766

Materials — 1.6%
Domtar Corp.* ◊	85,030	463,414

Utilities — 6.0%
Energen Corp.	7,000	546,210
Integrys Energy Group, Inc.	10,720	544,898
UGI Corp.	11,710	336,194
WGL Holdings, Inc. ◊	9,780	339,757
		1,767,059

Total Common Stocks		$23,989,457

Registered Investment Companies — 47.0%
JPMorgan Prime Money
Market Fund	1,642,695	1,642,695
Reserve Primary Fund
Class Institutional ††	12,155,878	12,155,878

Total Registered
Investment Companies		$13,798,573

Total Investment Securities — 129.6%
(Cost $39,300,371)**		$38,063,136

Liabilities In Excess
Of Other Assets — (29.6)%		(8,714,431)

Net Assets — 100.0%		$29,348,705

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2008, was $8,064,800.

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of June 30, 2008, was $8,439,506.

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Page 10	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)
	Shares	Market Value

Common Stocks — 91.6%
Consumer Discretionary — 9.7%
Black & Decker Corp., The ◊	104,830	$6,028,773
Fortune Brands, Inc.	106,875	6,670,069
Hanesbrands, Inc.* ◊	205,113	5,566,767
Kohl's Corp.*	233,140	9,334,926
McDonald’s Corp.	371,200	20,868,864
		48,469,399

Consumer Staples — 7.6%
ConAgra Foods, Inc.	479,440	9,243,603
General Mills, Inc.	159,420	9,687,954
Kimberly-Clark Corp.	160,585	9,599,771
Sysco Corp.	333,530	9,175,410
		37,706,738

Energy — 24.0%
Anadarko Petroleum Corp.	289,240	21,646,722
Apache Corp.	184,620	25,662,180
Devon Energy Corp.	218,110	26,208,097
Occidental Petroleum Corp.	243,790	21,906,969
Southwestern Energy Company*	117,870	5,611,791
XTO Energy, Inc.	257,687	17,654,136
		118,689,895

Financial — 14.6%
Allstate Corp.	48,800	2,224,792
American International Group, Inc.	522,380	13,822,175
Bank of America Corp.	223,740	5,340,674
Bank of New York Mellon Corp.	184,861	6,993,292
Huntington Bancshares, Inc.◊	605,861	3,495,818
Merrill Lynch & Co., Inc.	180,600	5,726,826
Synovus Financial Corp. ◊	646,830	5,646,826
U.S. Bancorp	325,030	9,065,087
Wachovia Corp.	261,640	4,063,269
Washington Mutual, Inc. ◊	409,630	2,019,476
Wells Fargo & Co.	582,855	13,842,805
		72,241,040

Health Care — 13.7%
Abbott Laboratories	231,940	12,285,861
Cardinal Health, Inc.	186,820	9,636,176
Johnson & Johnson	190,350	12,247,119
Medtronic, Inc.	252,042	13,043,173
Pfizer, Inc.	282,850	4,941,390
Schering-Plough Corp.	549,510	10,819,852
UnitedHealth Group, Inc.	194,250	5,099,063
		68,072,634

Industrial — 10.1%
Dover Corp.	227,070	10,983,376
Fluor Corp.	30,740	5,720,099
Illinois Tool Works, Inc.	203,670	9,676,362
Parker Hannifin Corp.	93,610	6,676,265
Southwest Airlines Co.	551,620	7,193,125
United Technologies Corp.	163,910	10,113,247
		50,362,474

Information Technology — 3.8%
Cisco Systems*	387,045	9,002,667
Microsoft Corp.	366,100	10,071,411
		19,074,078

Materials — 8.1%
Domtar Corp.* ◊	974,988	5,313,685
Dow Chemical Co.	258,990	9,041,341
Freeport McMoRan
Copper & Gold, Inc.	103,540	12,133,852
International Paper Co.	402,483	9,377,854
Rohm & Haas Co. ◊	97,585	4,531,847
		40,398,579

Total Common Stocks		$455,014,837

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 11

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Market Value

Registered Investment Companies — 13.6%
JPMorgan Prime Money
Market Fund	3,731,286	$3,731,286
Reserve Primary Fund
Class Institutional ††	64,641,062	64,641,062

Total Registered
Investment Companies		$68,372,348

Total Investment Securities — 105.2%
(Cost $527,138,424)**		$523,387,185

Liabilities In Excess
Of Other Assets — (5.2)%		(26,978,946)

Net Assets — 100.0%		$496,408,239

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2008, was $23,233,792.

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of June 30, 2008, was $24,371,534.

See accompanying Notes to Financial Statements.

Diamond Hill Select Fund
Schedule of Investments
June 30, 2008 (Unaudited)
	Shares	Market Value

Common Stocks — 95.2%
Consumer Discretionary — 10.2%
Brunswick Corp. ◊	3,040	$32,224
Hanesbrands, Inc.* ◊	13,571	368,317
Kohl's Corp.*	8,495	340,140
K-Swiss, Inc. ◊	8,940	131,418
McDonald’s Corp.	9,890	556,016
		1,428,115

Consumer Staples — 7.4%
ConAgra Foods, Inc.	15,333	295,620
General Mills, Inc.	6,765	411,109
Sysco Corp.	11,780	324,068
		1,030,797

Energy — 20.2%
Anadarko Petroleum Corp.	7,390	553,068
Apache Corp.	5,070	704,730
Devon Energy Corp.	5,900	708,944
Occidental Petroleum Corp.	7,800	700,908
Southwestern Energy Co.*	3,680	175,205
		2,842,855

Financial — 12.9%
American International Group, Inc.	15,705	415,554
Huntington Bancshares, Inc. ◊	20,638	119,081
Merrill Lynch & Co., Inc.	5,570	176,625
Synovus Financial Corp. ◊	27,910	243,654
U.S. Bancorp	10,965	305,814
Wells Fargo & Co.	23,140	549,575
		1,810,303

Health Care — 17.1%
Abbott Laboratories	6,720	355,958
Cardinal Health, Inc.	9,120	470,410
Johnson & Johnson	6,760	434,938
Medtronic, Inc.	10,946	566,456
Schering-Plough Corp.	18,930	372,732
UnitedHealth Group, Inc.	7,352	192,990
		2,393,484

Industrial — 9.3%
AirTran Holdings, Inc.* ◊	24,700	50,388
Dover Corp.	9,190	444,520
Illinois Tool Works, Inc.	7,043	334,613

Page 12	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Select Fund
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Market Value

Common Stocks — 95.2% continued
Industrial — 9.3% continued
Parker Hannifin Corp.	1,170	$83,444
United Technologies Corp.	6,295	388,402
		1,301,367

Information Technology — 7.7%
Cisco Systems*	13,165	306,218
Microsoft Corp.	21,420	589,264
Verigy Ltd.*	7,930	180,090
		1,075,572

Materials — 10.4%
Domtar Corp.* ◊	35,761	194,897
Dow Chemical Co.	9,380	327,456
Freeport McMoRan
Copper & Gold, Inc.	4,457	522,315
International Paper Co.	10,749	250,452
Rohm & Haas Co. ◊	3,440	159,754
		1,454,874

Total Common Stocks		$13,337,367

Registered Investment Companies — 9.8%
JPMorgan Prime Money
Market Fund	91,813	$91,813
Reserve Primary Fund
Class Institutional ††	1,282,705	1,282,705

Total Registered
Investment Companies		$1,374,518

Total Investment Securities — 105.0%
(Cost $15,479,125)**		$14,711,885

Liabilities In Excess
Of Other Assets — (5.0)%		(699,242)

Net Assets — 100.0%		$14,012,643

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2008, was $1,213,053.

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of June 30, 2008, was $1,278,972.

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2008 (Unaudited)
	Shares	Market Value

Common Stocks — 81.1%
Consumer Discretionary — 10.7%
Acco Brands Corp.* †◊	1,086,694	$12,203,574
Black & Decker Corp., The †◊	709,934	40,828,304
Fortune Brands, Inc. †	664,825	41,491,728
Hanesbrands, Inc.* †◊	1,494,281	40,554,786
Kohl's Corp.* †	1,336,168	53,500,167
McDonald’s Corp.†	1,957,169	110,032,041
		298,610,600

Consumer Staples — 5.3%
ConAgra Foods, Inc. †	2,810,820	54,192,610
General Mills, Inc. †	923,500	56,121,095
Sysco Corp.	1,469,417	40,423,662
		150,737,367

Energy — 20.3%
Anadarko Petroleum Corp. †	1,487,020	111,288,577
Apache Corp. †	1,008,176	140,136,464
Devon Energy Corp. †	1,203,170	144,572,906
Occidental Petroleum Corp. †	950,600	85,420,916
XTO Energy, Inc. †◊	1,228,657	84,175,291
		565,594,154

Financial — 12.6%
American International Group, Inc. †	2,988,615	79,078,753
Huntington Bancshares, Inc. †◊	3,619,558	20,884,850
Merrill Lynch & Co., Inc. †	1,014,470	32,168,844
Synovus Financial Corp. †◊	3,683,600	32,157,828
U.S. Bancorp †	2,441,229	68,085,877
Wachovia Corp. †◊	1,563,070	24,274,477
Washington Mutual, Inc.* †◊	2,879,580	14,196,329
Wells Fargo & Co. †	3,451,280	81,967,900
		352,814,858

Health Care — 11.5%
Abbott Laboratories †	1,304,000	69,072,880
Cardinal Health, Inc. †	1,092,000	56,325,360
Johnson & Johnson †	869,700	55,956,498
Medtronic, Inc. †	1,348,782	69,799,469
Schering-Plough Corp. †	2,191,980	43,160,086
UnitedHealth Group, Inc. †	1,062,880	27,900,600
		322,214,893

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 13

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
	Shares	Market Value

Industrial — 9.3%
AirTran Holdings, Inc.* †	1,462,150	$2,982,786
Dover Corp. †	1,153,560	55,797,697
Fluor Corp. †	149,895	27,892,462
Illinois Tool Works, Inc. †	1,192,640	56,662,326
Parker Hannifin Corp.	226,068	16,123,170
Trinity Industries, Inc. †◊	860,509	29,851,057
United Technologies Corp. †	1,130,190	69,732,723
		259,042,221

Information Technology — 4.4%
Cisco Systems, Inc.* †	2,341,760	54,469,338
Microsoft Corp. †	2,501,325	68,811,450
		123,280,788

Materials — 7.0%
Domtar Corp.* †	5,306,027	28,917,847
Dow Chemical Co. †	1,190,550	41,562,101
Freeport McMoRan
Copper & Gold, Inc. †	491,435	57,591,267
International Paper Co. †	1,772,842	41,307,219
Rohm & Haas Co. †	583,197	27,083,669
		196,462,103

Total Common Stocks		$2,268,756,984

Registered Investment Companies — 19.4%
JPMorgan Prime Money
Market Fund	61,320,182	$61,320,182
Reserve Primary Fund
Class Institutional	482,100,996	482,100,996

Total Registered
Investment Companies		$543,421,178

Securities Held As Collateral
For Securities Lending — 2.7%
Reserve Primary Fund
Class Institutional	54,440,073	$54,440,073
U.S. Treasury Note,
4.25%, 1/15/10	9,104,307	12,680,024
U.S. Treasury Note,
0.875%, 4/15/10	6,939,647	8,014,320

Total Securities Held As
Collateral For Securities Lending		$75,134,417

Total Investment Securities — 103.2%
(Cost $2,961,555,553)**		$2,887,312,579

Segregated Cash
With Brokers — 26.3%		736,003,511

Securities Sold Short — (23.7)%
(Proceeds $691,092,524)		(662,039,558)

Liabilities In Excess
Of Other Assets — (5.8)%		(162,217,279)

Net Assets — 100.0%		$2,799,059,253

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $2,212,210,152.

See accompanying Notes to Financial Statements.

Page 14	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

	Shares	Market Value

Common Stocks — 89.9%
Consumer Discretionary — 40.9%
Aeropostale, Inc.*	430,180	$13,477,539
Amazon.com, Inc.*	555,441	40,730,489
Apollo Group, Inc.*	317,479	14,051,621
Burger King Holdings, Inc.	1,026,520	27,500,471
Career Education Corp.*	1,677,010	24,501,116
Deckers Outdoor Corp.*	254,960	35,490,432
DIRECTV Group, Inc., The*	540,350	14,000,468
eBay, Inc.*	400,500	10,945,665
Gymboree Corp.*	270,050	10,820,903
Life Time Fitness, Inc.*	731,876	21,626,936
MGM MIRAGE*	246,490	8,353,547
RadioShack Corp.	720,801	8,844,228
Regal Entertainment Group	900,900	13,765,752
Urban Outfitters, Inc.*	868,550	27,090,074
		271,199,241

Consumer Staples — 12.5%
Colgate-Palmolive Co.	405,300	28,006,230
Dean Foods Co.*	2,110,249	41,403,085
Kraft Foods, Inc.	464,510	13,215,310
		82,624,625

Health Care — 13.1%
Laboratory Corp. of
America Holdings*	598,488	41,672,719
Omnicare, Inc.	1,192,205	31,259,615
Quest Diagnostics, Inc.	289,850	14,049,030
		86,981,364

Industrial — 7.3%
CSX Corp.	756,260	47,500,691

Information Technology — 16.1%
Akamai Technologies, Inc.*	697,565	24,268,287
Foundry Networks, Inc.*	3,415,720	40,373,810
Salesforce.com, Inc.*	614,149	41,903,386
		106,545,483

Total Common Stocks Sold Short		$594,851,404

Exchange Traded Funds — 10.1%
iShares Russell 2000 Index Fund	793,250	$54,758,047
PowerShares QQQ	275,185	12,430,107

Total Exchange Traded
Funds Sold Short		$67,188,154

Total Securities Sold Short — 100.0%
(Proceeds $691,092,524)		$662,039,558

*	Non-dividend expense producing security

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 15

Diamond Hill Financial Long-Short Fund
Schedule of Investments
June 30, 2008 (Unaudited)
	Shares	Market Value

Preferred Stocks — 2.8%
Financial — 1.5%
Countrywide Capital V,
7.00%, 11/1/36 †	15,000	$262,350

Real Estate Investment Trust — 1.3%
Mid-America Apartment
Communities, Inc. - REIT †	4,426	225,903

Total Preferred Stocks		$488,253

Common Stocks — 81.7%
Finance - Banks & Thrifts — 46.9%
1st Source Corp. †◊	18,850	303,485
Bank of New York Mellon Corp. †	20,283	767,306
Banner Corp. †◊	20,800	184,288
City National Corp. †◊	9,480	398,824
Comerica, Inc. †◊	10,900	279,367
First State Bancorp †◊	48,280	265,540
FirstFed Financial Corp.* ◊	11,830	95,113
Greene County Bancshares, Inc. †◊	9,565	134,101
Guaranty Bancorp * †	24,000	86,400
Hanmi Financial Corp. †◊	42,040	219,028
Huntington Bancshares, Inc. †◊	105,550	609,024
Imperial Capital Bancorp, Inc. †	8,017	45,937
iStar Financial, Inc. †◊	32,500	429,325
PNC Financial Services Group, Inc. †	8,500	485,350
Prudential Financial, Inc.	8,000	477,920
Synovus Financial Corp. †◊	75,980	663,305
Taylor Capital Group, Inc.†◊	20,900	156,541
U.S. Bancorp †	29,400	819,966
UCBH Holdings, Inc. †◊	55,220	124,245
Wachovia Corp. †◊	45,680	709,410
Washington Mutual, Inc.* †◊	60,650	299,005
Wells Fargo & Co. †	38,850	922,688
		8,476,168

Finance - Broker Dealer — 7.1%
Merrill Lynch & Co., Inc. †	22,000	697,620
Morgan Stanley †	16,000	577,120
		1,274,740

Financial - Diversified — 7.1%
Bank of America Corp. †	25,474	608,064
Citigroup, Inc. †	40,000	670,400
		1,278,464

Financial Specialties — 3.2%
Discover Financial Services †	23,000	302,910
Freddie Mac †	17,000	278,800
		581,710

Information Technology — 1.3%
Total System Services, Inc. †	10,817	240,354

Insurance — 16.1%
Allstate Corp. †	14,000	638,260
American International Group, Inc. †	33,600	889,056
Assurant, Inc. †	5,000	329,800
Hanover Insurance Group, Inc. †	12,500	531,250
PartnerRe Ltd. †	3,000	207,390
United Fire & Casualty Co. †	11,047	297,496
		2,893,252

Total Common Stocks		$14,744,688

Registered Investment Companies — 15.0%
JPMorgan Prime Money
Market Fund	62,453	$62,453
Reserve Primary Fund
Class Institutional ††	2,643,685	2,641,685

Total Registered
Investment Companies		$2,704,138

Total Investment Securities — 99.5%
(Cost $27,428,155)**		$17,937,079

Page 16	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
	Shares	Market Value
Segregated Cash
With Brokers — 11.3%		$2,043,973

Securities Sold Short — (5.6)%
(Proceeds $1,300,598)		(1,013,785)

Other Assets In
Excess of Liabilities — (5.2)%		(937,072)

Net Assets — 100.0%		$18,030,195

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $14,659,908.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2008 was $980,035.

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of June 30, 2008, was $1,048,613.

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)
	Shares	Market Value

Common Stocks — 100.0%
Finance - Banks & Thrifts — 70.2%
City Holding Co.	3,000	$122,310
Epoch Holding Corp.	8,800	80,168
M&T Bank Corp.	3,000	211,620
Peoples Bancorp, Inc.	840	15,942
WesBanco, Inc.	8,200	140,630
Westwood Holdings Group, Inc.	3,560	141,688
		712,358

Finance - Broker Dealer — 14.4%
Keefe, Bruyette and Woods*	7,070	145,502

Real Estate Investment Trust — 15.4%
Public Storage	1,930	155,925

Total Securities Sold Short
(Proceeds $1,300,598)		$1,013,785

*	Non-dividend expense producing security.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 17

Diamond Hill Strategic Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)
	Shares	Market Value

Common Stocks — 9.3%
Energy — 4.1%
Energy Transfer Equity, L.P.	47,000	$1,362,530
Enterprise Products Partners, L.P.	53,000	1,565,620
NuStar Energy, L.P.	28,000	1,326,920
Williams Partners, L.P.	47,000	1,543,950
		5,799,020

Finance — 4.3%
Huntington Bancshares, Inc. ◊	176,000	1,015,520
Synovus Financial Corp.* ◊	180,000	1,571,400
U.S. Bancorp	69,000	1,924,410
Wells Fargo & Co.	70,000	1,662,500
		6,173,830

Real Estate Investment Trust — 0.9%
iStar Financial, Inc. ◊	94,500	1,248,345

Total Common Stocks		$13,221,195

Collateralized Debt Obligations — 0.6%
Alesco Preferred Funding III †	724,100	$266,780
Alesco Preferred Funding IV †	337	88,644
Alesco Preferred Funding V †	83	23,253
Alesco Preferred Funding VI †	621,631	152,300
Alesco Preferred Funding VI,
Series E †	336,608	82,469
Fort Sheridan, Ltd. †	489,231	115,410
Taberna Preferred
Funding, Ltd. †	1,008,118	190,433

Total Collateralized
Debt Obligations		$919,289

Preferred Stocks — 34.9%
Alexandria Real Estate,
Series C - REIT	31,900	$784,740
American Electric Power,
8.75%, 3/1/63 ◊	121,900	3,140,144
American International
Group, 7.70%	136,000	3,045,040
Aspen Insurance, 7.401%	72,800	1,572,480
Comcast Corp., 7.00%, Series B	129,289	2,999,505
Constellation Energy Group,
8.625%, 6/15/63	92,500	2,302,325
Countrywide IV, 6.75% ◊	28,280	501,687
Credit Suisse, 7.90%	40,000	984,000
Duke Realty Corp., 8.375%,
Series O - REIT	69,200	1,651,804
Eagle Hospitality Properties
Trust, Inc., 8.25%, Series A - REIT	21,007	189,063
Fifth Third Capital
Trust VII, 8.875% ◊	60,900	1,294,125
FNMA, 8.25%, Series T ◊	40,000	960,800
FPL Group Capital,
7.45%, Series E ◊	131,100	3,408,600
Huntington Preferred
Capital, Inc. - REIT	29,073	566,924
Innkeepers USA Trust	93,250	1,151,638
iStar Financial, 7.80%, Series F ◊	138,500	2,293,560
Kimco Realty Corp.,
7.75%, Series G - REIT	134,000	3,185,180
M&T Capital Trust IV, 8.50%◊	92,000	2,226,400
National City Capital IV, 8.00% ◊	76,000	1,147,600
PNC Capital Trust,
7.75%, Series E	95,000	2,134,650
PS Business Parks, Inc.,
7.95% - REIT	60,000	1,412,400
SL Green Realty,
7.875%, Series D	56,200	1,292,600
Taubman Centers, Inc.,
8.00% - REIT	66,260	1,550,484
Telephone & Data
Systems, 7.60%	51,000	1,064,880
US Cellular, 7.50%	52,293	1,216,858
Wachovia Preferred
Funding - REIT	129,700	2,483,755
Wells Fargo Capital XII,
7.875%, 3/15/68 ◊	70,000	1,749,300
Xcel Energy, Inc.,
7.60%, 1/1/68 ◊	138,200	3,409,393

Total Preferred Stocks		$49,719,935

Page 18	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
	Shares	Market Value

Registered Investment Companies — 8.3%
JPMorgan Prime Money
Market Fund	1,165,900	$1,165,900
Reserve Primary Fund Class
Institutional ††	10,665,212	10,665,212

Total Registered
Investment Companies		$11,831,112

	Par Value	Market Value

Corporate Bonds — 48.2%
Consumer Discretionary — 9.3%
Fortune Brands,
4.875%, 12/1/13	$3,175,000	$3,042,790
Goodyear Tire, 7.857%,
8/15/2011 ∆	3,000,000	2,981,250
Hansebrands, Inc., 8.78%,
12/15/14 ∆	3,505,000	3,259,650
Historic Time Warner, Inc.,
8.05%, 1/15/16	1,600,000	1,685,733
Xerox Corp., 7.625%, 6/15/13	2,160,000	2,242,959
		13,212,382

Energy — 12.6%
Atlas Pipeline, 8.125%, 12/15/15	2,950,000	2,898,375
Centerpoint Energy, Inc.,
6.50%, 5/1/18	1,500,000	1,465,008
Cimarex Energy, 7.125%, 5/1/17	1,650,000	1,621,125
Copano Energy, 8.13%, 3/1/16	2,700,000	2,713,500
Energy Transfer Partners,
5.95%, 2/1/15	1,700,000	1,673,971
Kaneb Pipeline, 7.75%, 2/15/12	1,700,000	1,818,502
Markwest Energy
Finance Corp., 8.50%, 7/15/16	4,065,000	4,125,975
Plains All American
Pipeline, 5.875%, 8/15/16	1,800,000	1,697,283
		18,013,739

Finance — 12.8%
General Motors Acceptance
Corp., 6.85%, 10/15/08	2,250,000	2,176,875
General Motors Acceptance
Corp., 7.20%, 1/15/11 ◊	3,550,000	2,733,500
Montpelier, 6.13%, 8/15/13	2,900,000	2,825,145
Nuveen Investments, Inc.,
10.50%, 11/15/15 ^	3,000,000	2,767,500
SLM Corp., 5.13%, 10/8/08 ∆	1,099,000	1,096,846
SLM Corp., 5.43%, 12/15/08 ∆	560,000	557,077
SLM Corp., 5.18%, 3/2/09 ∆	1,788,000	1,754,350
SLM Corp., 5.11%, 4/1/09 ∆	525,000	513,660
SLM Corp., 5.26%, 2/1/10 ∆	1,764,000	1,624,379
SLM Corp., 6.03%, 10/1/10 ∆	1,245,000	1,145,512
Wilmington Trust Corp.,
8.50%, 4/2/18	1,000,000	1,044,892
		18,239,736

Industrial — 13.5%
Feeport McMoRan Copper
& Gold, Inc., 8.25%, 4/1/15	4,000,000	4,204,999
Fisher Scientific International, Inc.,
6.75%, 8/15/14	3,000,000	3,073,113
International Paper Co.,
5.25%, 4/1/16	1,500,000	1,282,203
K.B. Home, 8.625%, 12/15/08	2,000,000	2,010,000
K.B. Home, 7.75%, 2/1/10	3,135,000	3,195,506
Martin Marietta Materials,
6.60%, 4/15/18	2,300,000	2,284,107
Trinity Industries, Inc.,
6.50%, 3/15/14	3,275,000	3,176,750
		19,226,678

Utilities — 0.0%
International Telephone,
7.50%, 7/1/11	40,000	40,097

Total Corporate Bonds		$68,732,632

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 19

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Par Value	Market Value

U.S. Government Agency Obligation — 1.0%
FHLMC, 8.375%, 12/31/12	$60,000	$1,458,000

Total Investment Securities — 102.3%
(Amortized Cost $162,537,569)**		$145,882,163

Liabilities In Excess
Of Other Assets — (2.3)%		(3,264,645)

Net Assets — 100.0%		$142,617,518

†	Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933:

	Acquisition Date	Current Cost	Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-05	$724,100	$266,780	0.2%
Alesco Preferred Funding IV	May-04	337,338	88,644	0.1%
Alesco Preferred Funding V	October-04	82,756	23,253	0.0%
Alesco Preferred Funding VI	December-04	621,631	152,300	0.1%
Alesco Preferred
Funding VI Series E	March-05	336,608	82,469	0.0%
Fort Sheridan, LTD	March-05	489,065	115,410	0.1%
Taberna Preferred
Funding, LTD	March-05	1,010,811	190,433	0.1%
		$3,602,309	$919,289	0.6%

∆
Variable notes earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Schedule of Investments are the coupon rates in effect at June 30, 2008.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2008, was $3,486,878.

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of June 30, 2008, was $3,940,398.

^
Restricted securities not registered under the Securities Act of 1933. Acquisition date and current cost: Nuveen Investments, Inc., 10.50%, 11/15/15 - 1/08, $2,915,000. At June 30, 2008, this security had a market value of $2,767,500, representing 1.94% of net assets.

**	Represents cost for financial reporting purposes.

FNMA - Federal National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corporation

REIT - Real Estate Investment Trust

LP - Limited Partnership

See accompanying Notes to Financial Statements.

Page 20	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Tabular Presentation of Schedule of Investments

June 30, 2008 (Unaudited)

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

Small Cap Fund
% of
Sector Allocation	Net Assets
REIT Preferred Stock	1%
Consumer Discretionary	15%
Consumer Staples	5%
Energy	22%
Financial	11%
Health Care	2%
Industrial	14%
Information Technology	3%
Utilities	6%
Cash and Cash Equivalents	21%
100%

Small-Mid Cap Fund
% of
Sector Allocation	Net Assets
REIT Preferred Stock	1%
Consumer Discretionary	16%
Consumer Staples	2%
Energy	21%
Financial	13%
Health Care	1%
Industrial	16%
Information Technology	4%
Materials	2%
Utilities	6%
Cash and Cash Equivalents	18%
100%

Large Cap Fund
% of
Sector Allocation	Net Assets
Consumer Discretionary	9%
Consumer Staples	8%
Energy	24%
Financial	14%
Health Care	14%
Industrial	10%
Information Technology	4%
Materials	8%
Cash and Cash Equivalents	9%
100%

Select Fund
% of
Sector Allocation	Net Assets
Consumer Discretionary	10%
Consumer Staples	8%
Energy	20%
Financial	13%
Health Care	17%
Industrial	9%
Information Technology	8%
Materials	10%
Cash and Cash Equivalents	5%
100%

Long-Short Fund
	% of Long	% of Net
Sector Allocation	Portfolio	Assets
Long Portfolio
Consumer Discretionary	11%	11%
Consumer Staples	5%	5%
Energy	20%	20%
Financial	13%	13%
Health Care	11%	11%
Industrial	9%	9%
Information Technology	5%	9%
Materials	7%	7%
Cash & Cash Equivalents	19%	19%
	100%

	% of Short	% of Net
Sector Allocation	Portfolio	Assets
Short Portfolio
Consumer Discretionary	41%	-10%
Consumer Staples	13%	-3%
Health Care	13%	-3%
Industrial	7%	-3%
Information Technology	16%	-4%
Exchange Traded Funds	10%	-3%
	100%
Other
Segregated Cash with Brokers		26%
		100%

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 21

Diamond Hill Funds
Tabular Presentation of Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

Financial Long-Short Fund
	% of Long	% of Net
Sector Allocation	Portfolio	Assets
Long Portfolio
Common Stocks:
Finance - Banks & Thrifts	47%	48%
Finance - Broker Dealer	7%	7%
Finance - Diversified	9%	8%
Finance - Specialties	3%	4%
Information Technology	2%	2%
Insurance	16%	17%
Cash & Cash Equivalents	15%	10%
Preferred Stocks:
Finance	1%	3%
REIT	2%	2%
	100%

	% of Short	% of Net
Sector Allocation	Portfolio	Assets
Short Portfolio
Commons Stocks:
Finance - Banks & Thrifts	70%	-3%
Finance - Broker Dealer	14%	-1%
Real Estate Investment Trust	16%	-1%
	100%
Other
Segregated Cash with Brokers		11%
		100%

Strategic Income Fund
% of
Sector Allocation	Net Assets
Master Limited Partnerships	4%
Finance	4%
REIT Common Stock	1%
REIT Preferred Stock	8%
Trust Preferred Stock	27%
Collateralized Debt Obligations	1%
Corporate Bonds - Maturing > 2 Years	39%
Corporate Bonds - Maturing or Likely to Be Called < 2 Years	9%
U.S. Government or Agency Securities	1%
Cash and Cash Equivalents	6%
100%

Page 22	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2008 (Unaudited)

	Small Cap	Small-Mid Cap	Large Cap	Select
	Fund	Fund	Fund	Fund
Assets
Investment securities, at cost	$507,788,045	$39,300,371	$527,138,424	$15,479,125
Investment securities, at market value - including $98,878,527; $8,064,800; $23,233,792; and $1,213,053 of securities loaned for the Small Cap Fund, the Small-Mid Cap Fund, the Large Cap Fund and the Select Fund, respectively.	$490,994,490	$38,063,136	$523,387,185	$14,711,885
Receivable for securities sold	-	-	-	774,908
Receivable for fund shares issued	903,301	3,325	1,123,905	-
Receivable for dividends and interest	442,535	53,940	832,852	23,872
Total Assets	492,340,326	38,120,401	525,343,942	15,510,665

Liabilities
Return of collateral for securities on loan	103,672,124	8,439,506	24,371,534	1,279,972
Payable for securities purchased	4,084,013	295,187	3,254,017	146,919
Payable for fund shares redeemed	588,123	-	676,169	43,618
Payable to Investment Adviser	263,689	20,050	246,831	8,635
Payable to Administrator	89,597	4,751	102,437	2,122
Accrued distribution and service fees	263,849	11,237	267,875	17,306
Accrued custody fees	11,776	965	16,840	450
Total Liabilities	108,973,171	8,771,696	28,935,703	1,498,022

Net Assets	$383,367,155	$29,348,705	$496,408,239	$14,012,643

Components of Net Assets
Paid-in capital	$386,876,200	$29,995,901	$495,414,801	$13,852,102
Accumulated net investment income	861,348	146,516	2,736,282	49,507
Accumulated net realized gains from investment transactions	12,423,162	443,523	2,008,395	878,274
Net unrealized depreciation on investments	(16,793,555)	(1,237,235)	(3,751,239)	(767,240)
Net Assets	$383,367,155	$29,348,705	$496,408,239	$14,012,643

Pricing of Class A Shares
Net assets attributable to Class A shares	$318,481,693	$9,709,208	$314,397,619	$4,761,652
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	14,336,849	929,279	21,169,311	494,429
Net asset value and redemption price per share	$22.21	$10.45	$14.85	$9.63
Maximum offering price per share	$23.38	$11.00	$15.63	$10.14

Pricing of Class C Shares
Net assets attributable to Class C shares	$22,940,490	$1,842,700	$25,967,418	$4,839,369
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,089,373	178,706	1,802,140	507,596
Net asset value, offering price and redemption price per share (A)	$21.06	$10.31	$14.41	$9.53

Pricing of Class I Shares
Net assets attributable to Class I shares	$41,944,972	$17,796,797	$156,043,202	$4,411,622
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,881,383	1,700,425	10,462,273	459,080
Net asset value, offering price and redemption price per share	$22.30	$10.47	$14.92	$9.61

(A)	Redemption price per share varies based upon holding period.

See accompanying Notes to Financial Statements

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 23

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2008 (Unaudited)

	Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
Assets
Investment securities, at cost	$2,961,555,553	$24,428,155	$162,537,569
Investment securities, at market value - including $71,361,263, $980,035 and $3,486,878 of securities loaned for the Long-Short Fund, the Financial Long-Short Fund and the Strategic Income Fund, respectively	$2,887,312,579	$17,937,079	$145,882,163
Deposits with brokers for securities sold short	736,003,511	2,043,973	-
Receivable for securities sold	25,773,617	17,762	-
Receivable for fund shares issued	55,495,221	447,543	63,355
Receivable for dividends and interest	5,646,807	67,234	1,661,061
Total Assets	3,710,231,735	20,513,591	147,606,579

Liabilities
Return of collateral for securities on loan	75,134,417	1,048,613	3,940,398
Securities sold short, at value (proceeds $691,092,524 for the Long-Short Fund and $1,300,598 for the Financial Long-Short Fund)	662,039,558	1,013,785	-
Dividends payable	-	-	177,874
Payable for securities purchased	163,596,836	301,517	-
Payable for dividends on securities sold short	550,816	1,953	-
Payable for fund shares redeemed	5,471,986	78,777	689,661
Payable to Investment Adviser	1,961,346	16,610	60,271
Payable to Administrator	556,816	3,400	25,327
Accrued distribution and service fees	1,785,274	18,096	91,120
Accrued custody fees	75,433	645	4,410
Total Liabilities	911,172,482	2,483,396	4,989,061

Net Assets	$2,799,059,253	$18,030,195	$142,617,518

Components of Net Assets
Paid-in capital	$2,788,468,892	$29,688,338	$165,723,663
Accumulated net investment income	12,993,282	281,635	2,221,783
Accumulated net realized gains (losses) from investment transactions	42,787,087	(2,735,515)	(8,672,522)
Net unrealized depreciation on investments	(45,190,008)	(9,204,263)	(16,655,406)
Net Assets	$2,799,059,253	$18,030,195	$142,617,518

Pricing of Class A Shares
Net assets attributable to Class A shares	$1,590,407,440	$13,401,068	$50,672,683
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	88,617,785	1,153,610	5,103,190
Net asset value and redemption price per share	$17.95	$11.62	$9.93
Maximum offering price per share	$18.89	$12.23	$10.29

Pricing of Class C Shares
Net assets attributable to Class C shares	$409,574,595	$2,560,334	$19,851,837
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	23,870,683	230,199	2,000,463
Net asset value, offering price and redemption price per share (A)	$17.16	$11.12	$9.92

Pricing of Class I Shares
Net assets attributable to Class I shares	$799,077,218	$2,068,793	$72,092,998
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	44,273,456	177,981	7,272,870
Net asset value, offering price and redemption price per share	$18.05	$11.62	$9.91

(A)	Redemption price per share varies based upon holding period.

See accompanying Notes to Financial Statements.

Page 24	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2008 (Unaudited)

		Small-Mid
	Small Cap	Cap	Large Cap	Select
	Fund	Fund	Fund	Fund
Investment Income
Dividends	$3,135,746	$297,067	$5,154,733	$157,117
Securities lending income	240,991	20,451	52,101	2,527
Total Investment Income	3,376,737	317,518	5,206,834	159,644

Expenses
Investment advisory fees	1,477,780	115,947	1,367,200	53,918
Administration fees	533,244	33,773	604,068	20,346
Distribution fees - Class A	391,782	12,206	384,104	6,628
Distribution and service fees - Class C	112,584	10,019	128,664	29,300
Custody fees	35,921	3,209	43,933	1,697
Total Expenses Before Securities Lending Credit	2,551,311	175,154	2,527,969	111,889
Less Securities Lending Credit	(35,921)	(3,209)	(43,933)	(1,697)
Net Expenses	2,515,390	171,945	2,484,036	110,192

Net Investment Income	861,347	145,573	2,722,798	49,452

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	17,244,486	485,425	(1,612,035)	316,930
Net change in unrealized appreciation/depreciation on investments	(24,658,433)	(825,881)	(42,039,735)	(2,009,205)
Net Realized and Unrealized Losses on Investments	(7,413,947)	(340,456)	(43,651,770)	(1,692,275)

Net Change in Net Assets from Operations	$(6,552,600)	$(194,883)	$(40,928,972)	$(1,642,823)

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund
Investment Income
Dividends	$30,135,397	$533,437	$5,140,597
Interest	-	-	576,088
Securities lending income	67,452	1,909	16,918
Total Investment Income	30,202,849	535,346	5,733,603

Expenses
Investment advisory fees	9,655,382	133,016	379,816
Administration fees	2,832,603	38,440	179,072
Distribution fees - Class A	1,518,678	26,606	66,922
Distribution and service fees - Class C	1,678,620	14,863	121,473
Dividend expense on securities sold short	1,405,124	39,094	-
Custody fees	204,784	3,247	14,903
Total Expenses Before Securities Lending Credit	17,295,191	255,266	762,186
Less Securities Lending Credit	(85,624)	(1,554)	(10,580)
Net Expenses	17,209,567	253,712	751,606

Net Investment Income	12,993,282	281,634	4,981,997

Realized and Unrealized Gains (Losses) on Investments
Net realized losses from security transactions	(7,481,723)	(3,496,291)	(5,945,728)
Net realized gains on closed short positions	46,651,452	1,131,837	-
Net change in unrealized appreciation/depreciation on investments	(135,232,761)	(6,089,650)	(1,583,852)
Net Realized and Unrealized Losses on Investments	(96,063,032)	(8,454,104)	(7,529,580)

Net Change in Net Assets from Operations	$(83,069,750)	$(8,172,470)	$(2,547,583)

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 25

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund
	For the		For the		For the		For the
	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,	June 30, 2008	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007
From Operations
Net investment income	$861,347	$1,236,756	$145,573	$198,485	$2,722,798	$5,134,796	$49,452	$148,971
Net realized gains (losses) from security transactions	17,244,486	19,933,007	485,425	600,735	(1,612,035)	17,877,206	316,930	264,058
Net change in unrealized appreciation/depreciation on investments	(24,658,433)	(35,970,248)	(825,881)	(1,323,826)	(42,039,735)	2,605,067	(2,009,205)	478,695
Net Change in Net Assets from Operations	(6,552,600)	(14,800,485)	(194,883)	(524,606)	(40,928,972)	25,617,069	(1,642,823)	891,724

Distributions to Shareholders
From net investment income - Class A	-	(1,056,536)	-	(39,380)	-	(3,603,836)	-	(58,851)
From net investment income - Class C	-	-	-	-	-	(157,384)	-	(23,687)
From net investment income - Class I	-	(251,292)	-	(158,867)	-	(1,371,991)	-	(66,379)
From net realized gains on investments - Class A	-	(19,955,753)	-	(272,115)	-	(14,708,735)	-	(744,125)
From net realized gains on investments - Class C	-	(1,691,144)	-	(62,709)	-	(1,323,945)	-	(671,947)
From net realized gains on investments - Class I	-	(2,137,888)	-	(465,333)	-	(3,978,795)	-	(441,157)
Decrease in Net Assets from Distributions to Shareholders	-	(25,092,613)	-	(998,404)	-	(25,144,686)	-	(2,006,146)

From Capital Transactions
Class A
Proceeds from shares sold	73,197,866	119,352,219	453,101	3,433,228	84,164,651	114,758,877	153,079	884,360
Reinvested distributions	-	20,373,877	-	297,850	-	17,658,977	-	483,596
Payments for shares redeemed	(65,279,886)	(222,404,372)	(1,183,008)	(2,351,675)	(50,637,236)	(163,308,272)	(1,668,811)	(4,236,862)
Net Increase (Decrease) in
Net Assets from Class A Share Transactions	7,917,980	(82,678,276)	(729,907)	1,379,403	33,527,415	(30,890,418)	(1,515,732)	(2,868,906)

Class C
Proceeds from shares sold	2,432,114	1,664,661	112,873	835,503	6,196,727	10,328,176	37,774	3,844,134
Reinvested distributions	-	1,483,083	-	53,434	-	1,244,764	-	584,331
Payments for shares redeemed	(4,023,729)	(10,123,632)	(612,464)	(742,446)	(4,750,768)	(6,574,570)	(1,507,905)	(2,690,869)
Net Increase (Decrease) in Net Assets from Class C Share Transactions	(1,591,615)	(6,975,888)	(499,591)	146,491	1,445,959	4,998,370	(1,470,131)	1,737,596

Class I
Proceeds from shares sold	19,009,612	8,739,099	1,948,098	7,436,307	100,110,890	32,853,371	852,357	2,635,980
Reinvested distributions	-	2,036,900	-	617,066	-	5,060,574	-	446,200
Payments for shares redeemed	(8,009,956)	(26,575,061)	(2,590,229)	(603,389)	(18,577,422)	(11,570,264)	(631,828)	(1,332,910)
Net Increase (Decrease) in Net Assets from Class I Share Transactions	10,999,656	(15,799,062)	(642,131)	7,449,984	81,533,468	26,343,681	220,529	1,749,270

Total Increase (Decrease) in Net Assets	10,773,421	(145,346,324)	(2,066,512)	7,452,868	75,577,870	924,016	(4,408,157)	(496,462)

Net Assets
Beginning of period	372,593,734	517,940,058	31,415,217	23,962,349	420,830,369	419,906,353	18,420,800	18,917,262
End of period	$383,367,155	$372,593,734	$29,348,705	$31,415,217	$496,408,239	$420,830,369	$14,012,643	$18,420,800

Accumulated Net Investment Income	$861,348	$-	$146,516	$942	$2,736,282	$13,484	$49,507	$54

See accompanying Notes to Financial Statements.

Page 26	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Statements of Changes in Net Assets

Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
For the	For the	For the
Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2008	December 31,	June 30, 2008	December 31,	June 30, 2008	December 31,
(Unaudited)	2007	(Unaudited)	2007	(A)	(Unaudited)	2007
From Operations
Net investment income	$12,993,282	$39,829,401	$281,634	$933,246	$4,981,997	$10,032,993
Net realized gains (losses) from security transactions	(7,481,723)	30,449,797	(3,496,291)	(123,016)	(5,945,728)	157,053
Net realized gains (losses) on closed short positions	46,651,452	(19,309,212)	1,131,837	1,168,368	-	-
Net change in unrealized appreciation/depreciation on investments	(135,232,761)	6,810,313	(6,089,650)	(9,415,287)	(1,583,852)	(19,116,365)
Net Change in Net Assets from Operations	(83,069,750)	57,780,299	(8,172,470)	(7,436,689)	(2,547,583)	(8,926,319)

Distributions to Shareholders
From net investment income - Class A	-	(21,519,028)	-	(792,875)	(1,579,669)	(3,670,256)
From net investment income - Class C	-	(5,312,054)	-	(60,297)	(613,474)	(1,479,611)
From net investment income - Class I	-	(13,062,198)	-	(80,100)	(2,351,097)	(4,478,858)
From net realized gains on investments - Class A	-	(17,762,664)	-	(1,122,892)	-	(566,106)
From net realized gains on investments - Class C	-	(5,812,567)	-	(147,317)	-	(255,532)
From net realized gains on investments - Class I	-	(8,888,393)	-	(106,177)	-	(714,341)
Decrease in Net Assets from Distributions to Shareholders	-	(72,356,904)	-	(2,309,658)	(4,544,240)	(11,164,704)

From Capital Transactions
Class A
Proceeds from shares sold	873,908,770	587,027,148	8,269,482	26,049,220	5,864,183	39,197,097
Reinvested distributions	-	34,843,615	-	1,456,165	1,309,202	3,660,599
Payments for shares redeemed	(201,439,324)	(422,279,060)	(15,983,041)	(30,897,726)	(8,467,856)	(30,041,865)
Net Increase (Decrease) in Net Assets from Class A Share Transactions	672,469,446	199,591,703	(7,713,559)	(3,392,341)	(1,294,471)	12,815,831

Class C
Proceeds from shares sold	143,881,576	160,652,765	1,186,656	2,613,317	3,301,774	10,695,953
Reinvested distributions	-	7,710,946	-	135,522	409,250	1,295,674
Payments for shares redeemed	(24,790,121)	(50,301,042)	(966,696)	(3,015,863)	(7,447,866)	(10,868,804)
Net Increase (Decrease) in Net Assets from Class C Share Transactions	119,091,455	118,062,669	219,960	(267,024)	(3,736,842)	1,122,823

Class I
Proceeds from shares sold	391,513,503	334,731,735	840,852	6,024,037	12,204,934	37,678,558
Reinvested distributions	-	16,659,660	-	129,116	1,818,674	4,016,764
Payments for shares redeemed	(70,022,311)	(137,837,684)	(492,423)	(2,997,969)	(8,561,035)	(16,846,722)
Net Increase in Net Assets from Class I Share Transactions	321,491,192	213,553,711	348,429	3,155,184	5,462,573	24,848,600

Total Increase (Decrease) in Net Assets	1,029,982,343	516,631,478	(15,317,640)	(10,250,528)	(6,660,563)	18,696,231

Net Assets
Beginning of period	1,769,076,910	1,252,445,432	33,347,835	43,598,363	149,278,081	130,581,850
End of period	$2,799,059,253	$1,769,076,910	$18,030,195	$33,347,835	$142,617,518	$149,278,081

Accumulated Net Investment Income	$12,993,282	$-	$281,635	$-	$2,221,783	$1,675,336

(A)
Represents the period from commencement of operations (December 31, 2006) through December 31, 2007, and commencement of public offering and investment operations on January 3, 2007 for Class I shares.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 27

Diamond Hill Funds
Schedule of Capital Share Transactions

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund
	For the	For the	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,	June 30, 2008	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007
Shares
Class A Shares:
Issued	3,226,934	4,724,481	42,052	305,833	5,355,671	6,807,708	15,189	73,770
Reinvested	-	890,223	-	27,867	-	1,059,206	-	44,429
Redeemed	(2,886,854)	(8,858,418)	(117,194)	(210,231)	(3,239,319)	(9,492,784)	(165,603)	(371,473)
Net increase (decrease) in shares outstanding	340,080	(3,243,714)	(75,142)	123,469	2,116,352	(1,625,870)	(150,414)	(253,274)
Shares outstanding, beginning of period	13,996,769	17,240,483	1,004,421	880,952	19,052,959	20,678,829	644,843	898,117
Shares outstanding, end of period	14,336,849	13,996,769	929,279	1,004,421	21,169,311	19,052,959	494,429	644,843
Class C Shares:
Issued	110,029	69,286	10,719	73,696	404,688	627,561	3,685	323,350
Reinvested	-	68,251	-	5,055	-	76,843	-	54,132
Redeemed	(194,186)	(424,112)	(61,565)	(67,491)	(312,838)	(397,122)	(150,586)	(230,312)
Net increase (decrease) in shares outstanding	(84,157)	(286,575)	(50,846)	11,260	91,850	307,282	(146,901)	147,170
Shares outstanding, beginning of period	1,173,530	1,460,105	229,552	218,292	1,710,290	1,403,008	654,497	507,327
Shares outstanding, end of period	1,089,373	1,173,530	178,706	229,552	1,802,140	1,710,290	507,596	654,497
Class I Shares:
Issued	826,441	347,853	183,106	656,463	6,495,869	1,933,936	81,243	223,977
Reinvested	-	88,558	-	57,693	-	302,344	-	40,927
Redeemed	(365,506)	(1,064,731)	(242,536)	(52,687)	(1,199,241)	(678,909)	(63,027)	(112,498)
Net increase (decrease) in shares outstanding	460,935	(628,320)	(59,430)	661,469	5,296,628	1,557,371	18,216	152,406
Shares outstanding, beginning of period	1,420,448	2,048,768	1,759,855	1,098,386	5,165,645	3,608,275	440,864	288,458
Shares outstanding, end of period	1,881,383	1,420,448	1,700,425	1,759,855	10,462,273	5,165,646	459,080	440,864

See accompanying Notes to Financial Statements.

Page 28	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Schedule of Capital Share Transactions

Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2008	December 31,	June 30, 2008	December 31,	June 30, 2008	December 31,
(Unaudited)	2007	(Unaudited)	2007	(A)	(Unaudited)	2007
Shares
Class A Shares:
Issued	47,177,897	31,616,314	535,416	1,284,397	558,882	3,348,624
Reinvested	21,989	1,861,265	-	86,843	126,304	324,420
Redeemed	(11,034,132)	(22,646,226)	(1,085,264)	(1,532,625)	(809,712)	(2,662,913)
Net increase (decrease) in shares outstanding	36,165,754	10,831,353	(549,848)	(161,385)	(124,526)	1,010,131
Shares outstanding, beginning of year	52,452,031	41,642,709	1,703,458	1,864,843	5,227,716	4,217,585
Shares outstanding, end of year	88,617,785	52,474,062	1,153,610	1,703,458	5,103,190	5,227,716
Class C Shares:
Issued	8,093,170	9,018,256	88,838	133,621	312,150	913,237
Reinvested	(220)	429,372	-	8,371	39,417	114,757
Redeemed	(1,410,342)	(2,806,115)	(69,287)	(161,204)	(718,640)	(960,991)
Net increase in shares outstanding	6,682,608	6,641,513	19,551	(19,212)	(367,073)	67,003
Shares outstanding, beginning of year	17,188,075	10,546,563	210,648	229,860	2,367,536	2,300,533
Shares outstanding, end of year	23,870,683	17,188,076	230,199	210,648	2,000,463	2,367,536
Class I Shares:
Issued	20,959,635	17,937,547	57,540	297,038	1,164,340	3,263,906
Reinvested	(146)	886,331	-	7,713	175,790	357,639
Redeemed	(3,788,803)	(7,325,935)	(31,847)	(152,463)	(820,599)	(1,513,887)
Net increase in shares outstanding	17,170,686	11,497,943	25,693	152,288	519,531	2,107,658
Shares outstanding, beginning of period	27,102,770	15,604,827	152,288	-	6,753,339	4,645,681
Shares outstanding, end of period	44,273,456	27,102,770	177,981	152,288	7,272,870	6,753,339

(A)	Represents the period from commencement of operations (December 31, 2006) through June 30, 2007, and commencement of public offering and investment operations on January 3, 2007 for Class I shares.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 29

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2008		December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Small Cap Fund - Class A	(Unaudited)		2007	2006	2005	2004	2003
Net asset value at beginning of year	$22.53		$25.03	$23.95	$21.41	$16.82	$11.26
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.08	0.09	0.02	(0.03)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.37)		(1.00)	1.60	2.74	4.94	5.71
Total from investment operations	(0.32)		(0.92)	1.69	2.76	4.91	5.65
Less Distributions:
Dividends from net investment income	-		(0.08)	(0.09)	(0.01)	-	-
Distributions from net realized gains	-		(1.50)	(0.52)	(0.21)	(0.32)	(0.09)
Total distributions	-		(1.58)	(0.61)	(0.22)	(0.32)	(0.09)
Net asset value at end of year	$22.21		$22.53	$25.03	$23.95	$21.41	$16.82
Total return(A)	(1.42%)		(3.79)%	7.03%	12.90%	29.26%	50.18%
Net assets at end of year (000s)	$318,482		$315,378	$431,524	$308,925	$55,411	$11,919
Ratio of net expenses to average net assets	1.35	%(D)	1.39%	1.42%	1.45%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.48	%(D)	0.29%	0.38%	0.19%	(0.35%)	(0.57%)
Ratio of gross expenses to average net assets	1.37	%(D)	1.39%	1.42%	1.45%	1.51%	1.51%
Portfolio turnover rate	45	%(D)	21%	30%	15%	30%	53%

	For the Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2008		December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Small Cap Fund - Class C	(Unaudited)		2007	2006	2005	2004	2003
Net asset value at beginning of year	$21.44		$24.00	$23.08	$20.79	$16.45	$11.09
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.15)	(0.10)	(0.08)	(0.15)	(0.18)
Net realized and unrealized gains (losses) on investments	(0.35)		(0.91)	1.54	2.58	4.81	5.63
Total from investment operations	(0.38)		(1.06)	1.44	2.50	4.66	5.45
Distributions from net realized gains	-		(1.50)	(0.52)	(0.21)	(0.32)	(0.09)
Net asset value at end of year	$21.06		$21.44	$24.00	$23.08	$20.79	$16.45
Total return(A)	(1.77)%		(4.51)%	6.23%	12.05%	28.40%	49.15%
Net assets at end of year (000s)	$22,940		$25,158	$35,035	$41,115	$15,259	$7,213
Ratio of net expenses to average net assets	2.09	%(D)	2.14%	2.17%	2.20%	2.25%	2.25%
Ratio of net investment loss to average net assets	(0.26	)%(D)	(0.46)%	(0.37)%	(0.61)%	(1.20)%	(1.35)%
Ratio of gross expenses to average net assets	2.12	%(D)	2.14%	2.17%	2.20%	2.26%	2.26%
Portfolio turnover rate	45	%(D)	21%	30%	15%	30%	53%

	For the Six
	Months Ended		Year Ended	Year Ended	Period Ended
	June 30, 2008		December 31,	December 31,	December 31,
Diamond Hill Small Cap Fund - Class I	(Unaudited)		2007	2006	2005	(B)
Net asset value at beginning of period	$22.57		$25.08	$23.99	$19.93
Income (loss) from investment operations:
Net investment income	0.07		0.22	0.21	0.04
Net realized and unrealized gains (losses) on investments	(0.34)		(1.05)	1.59	4.27
Total from investment operations	(0.27)		(0.83)	1.80	4.31
Less Distributions:
Dividends from net investment income	-		(0.18)	(0.19)	(0.04)
Distributions from net realized gains	-		(1.50)	(0.52)	(0.21)
Total distributions	-		(1.68)	(0.71)	(0.25)
Net asset value at end of period	$22.30		$22.57	$25.08	$23.99
Total return	(1.24)%		(3.41)%	7.49%	21.63	%(C)
Net assets at end of period (000s)	$41,945		$32,057	$51,381	$35,434
Ratio of net expenses to average net assets	0.98	%(D)	0.98%	0.99%	0.99	%(D)
Ratio of net investment income to average net assets	0.84	% (D)	0.69%	0.82%	0.74	%(D)
Ratio of gross expenses to average net assets	0.99	%(D)	0.98%	0.99%	0.99	%(D)
Portfolio turnover rate	45	%(D)	21%	30%	15%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Class I commenced operations on April 29, 2005.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

Page 30	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended
June 30, 2008	December 31,	December 31,
Diamond Hill Small-Mid Cap Fund - Class A	(Unaudited)	2007	2006	(A)
Net asset value at beginning of period	$10.50	$10.91	$10.00
Income (loss) from investment operations:
Net investment income	0.04	0.06	0.04
Net realized and unrealized gains (losses) on investments	(0.09)	(0.15)	0.94
Total from investment operations	(0.05)	(0.09)	0.98
Less Distributions:
Dividends from net investment income	-	(0.04)	(0.01)
Distributions from net realized gains	-	(0.28)	(0.06)
Total distributions	-	(0.32)	(0.07)
Net asset value at end of period	$10.45	$10.50	$10.91
Total return(B)	(0.48)%	(0.91)%	9.81%
Net assets at end of period (000s)	$9,709	$10,549	$9,608
Ratio of net expenses to average net assets	1.30	%(C)	1.33%	1.21%
Ratio of net investment income to average net assets	0.75	%(C)	0.54%	0.49%
Ratio of gross expenses to average net assets	1.32	%(C)	1.34%	1.34%
Portfolio turnover rate	58	%(C)	39%	33%

For the Six
Months Ended	Year Ended	Year Ended
June 30, 2008	December 31,	December 31,
Diamond Hill Small-Mid Cap Fund - Class C	(Unaudited)	2007	2006	(A)
Net asset value at beginning of period	$10.40	$10.85	$10.00
Income (loss) from investment operations:
Net investment loss	(0.01)	(0.02)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.08)	(0.15)	0.93
Total from investment operations	(0.09)	(0.17)	0.91
Distributions from net realized gains	-	(0.28)	0.06
Net asset value at end of period	$10.31	$10.40	$10.85
Total return(B)	(0.87)%	(1.65)%	9.08%
Net assets at end of period (000s)	$1,843	$2,388	$2,368
Ratio of net expenses to average net assets	2.04	%(C)	2.08%	2.00%
Ratio of net investment loss to average net assets	0.01	%(C)	(0.21)%	(0.27)%
Ratio of gross expenses to average net assets	2.08	%(C)	2.09%	2.11%
Portfolio turnover rate	58	%(C)	39%	33%

For the Six
Months Ended	Year Ended	Year Ended
June 30, 2008	December 31,	December 31,
Diamond Hill Small-Mid Cap Fund - Class I	(Unaudited)	2007	2006	(A)
Net asset value at beginning of period	$10.50	$10.91	$10.00
Income (loss) from investment operations:
Net investment income	0.06	0.09	0.04
Net realized and unrealized gains (losses) on investments	(0.09)	(0.13)	0.98
Total from investment operations	(0.03)	(0.04)	1.02
Less Distributions:
Dividends from net investment income	-	(0.09)	(0.05)
Distributions from net realized gains	-	(0.28)	(0.06)
Total distributions	-	(0.37)	(0.11)
Net asset value at end of period	$10.47	$10.50	$10.91
Total return	(0.29)%	(0.44)%	10.18%
Net assets at end of period (000s)	$17,797	$18,478	$11,986
Ratio of net expenses to average net assets	0.92	%(C)	0.93%	0.90%
Ratio of net investment income to average net assets	1.13	%(C)	0.97%	1.01%
Ratio of gross expenses to average net assets	0.94	%(C)	0.94%	0.98%
Portfolio turnover rate	58	%(C)	39%	33%

(A)	Class A, Class C, and Class I commenced operations on December 31, 2005, and commenced public offering and investment operations on January 3, 2006.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 31

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2008		December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Large Cap Fund - Class A	(Unaudited)		2007	2006	2005	2004	2003
Net asset value at beginning of year	$16.25		$16.36	$14.44	$12.51	$10.34	$7.87
Income (loss) from investment operations:
Net investment income	0.08		0.21	0.15	0.05	0.02	0.04
Net realized and unrealized gains (losses) on investments	(1.48)		0.69	2.03	1.98	2.16	2.47
Total from investment operations	(1.40)		0.90	2.18	2.03	2.18	2.51
Less Distributions:
Dividends from net investment income	-		(0.19)	(0.14)	(0.06)	(0.01)	(0.04)
Distributions from net realized gains	-		(0.82)	(0.12)	(0.04)	-	-
Total distributions	-		(1.01)	(0.26)	(0.10)	(0.01)	(0.04)
Net asset value at end of year	$14.85		$16.25	$16.36	$14.44	$12.51	$10.34
Total return(A)	(8.62)%		5.42%	15.06%	16.19%	21.12%	31.92%
Net assets at end of year (000s)	$314,398		$309,617	$338,286	$96,637	$17,369	$6,437
Ratio of net expenses to average net assets	1.15	%(C)	1.18%	1.21%	1.27%	1.40%	1.39%
Ratio of net investment income to average net assets	1.12	%(C)	1.15%	1.32%	1.08%	0.26%	0.62%
Ratio of gross expenses to average net assets	1.17	%(C)	1.19%	1.21%	1.27%	1.42%	1.43%
Portfolio turnover rate	26	%(C)	44%	32%	15%	13%	32%

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2008		December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Large Cap Fund - Class C	(Unaudited)		2007	2006	2005	2004	2003
Net asset value at beginning of year	$15.84		$15.99	$14.15	$12.31	$10.23	$7.81
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.06	0.06	0.05	(0.04)	-
Net realized and unrealized gains (losses) on investments	(1.46)		0.70	1.95	1.83	2.12	2.42
Total from investment operations	(1.43)		0.76	2.01	1.88	2.08	2.42
Less Distributions:
Dividends from net investment income	-		(0.09)	(0.05)	-	-	-
Distributions from net realized gains	-		(0.82)	(0.12)	(0.04)	-	-
Total distributions	-		(0.91)	(0.17)	(0.04)	-	-
Net asset value at end of year	$14.41		$15.84	$15.99	$14.15	$12.31	$10.23
Total return(A)	(9.03)%		4.68%	14.18%	15.25%	20.33%	31.04%
Net assets at end of year (000s)	$25,967		$27,084	$22,438	$9,518	$1,700	$871
Ratio of net expenses to average net assets	1.89	%(C)	1.93%	1.96%	2.02%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets	0.39	%(C)	0.43%	0.57%	0.26%	(0.54)%	(0.14)%
Ratio of gross expenses to average net assets	1.92	%(C)	1.93%	1.96%	2.02%	2.17%	2.18%
Portfolio turnover rate	26	%(C)	44%	32%	15%	13%	32%

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended
	June 30, 2008		December 31,	December 31,	December 31,
Diamond Hill Large Cap Fund - Class I	(Unaudited)		2007	2006	2005	(D)
Net asset value at beginning of period	$16.29		$16.40	$14.47	$12.38
Income (loss) from investment operations:
Net investment income	0.14		0.25	0.13	0.08
Net realized and unrealized gains (losses) on investments	(1.51)		0.73	2.12	2.13
Total from investment operations	(1.37)		0.98	2.25	2.21
Less Distributions:
Dividends from net investment income	-		(0.27)	(0.20)	(0.08)
Distributions from net realized gains	-		(0.82)	(0.12)	(0.04)
Total distributions	-		(1.09)	(0.32)	(0.12)
Net asset value at end of period	$14.92		$16.29	$16.40	$14.47
Total return	(8.47)%		5.88%	15.49%	17.84	%(B)
Net assets at end of period (000s)	$156,043		$84,129	$59,182	$10,442
Ratio of net expenses to average net assets	0.78	%(C)	0.78%	0.78%	0.80	%(C)
Ratio of net investment income to average net assets	1.54	%(C)	1.60%	1.82%	1.60	%(C)
Ratio of gross expenses to average net assets	0.79	%(C)	0.78%	0.78%	0.80	%(C)
Portfolio turnover rate	26	%(C)	44%	32%	15%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Not annualized.

(C)	Annualized.

(D)	Class I commenced operations on January 31, 2005.

See accompanying Notes to Financial Statements.

Page 32	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.
For the Six
Months Ended	Year Ended	Year Ended
June 30, 2008	December 31,	December 31,
Diamond Hill Select Fund - Class A	(Unaudited)	2007	2006	(A)
Net asset value at beginning of period	$10.61	$11.17	$10.00
Income (loss) from investment operations:
Net investment income	0.05	0.12	0.10
Net realized and unrealized gains (losses) on investments	(1.03)	0.53	1.27
Total from investment operations	(0.98)	0.65	1.37
Less Distributions:
Dividends from net investment income	-	(0.09)	(0.08)
Distributions from net realized gains	-	(1.12)	(0.12)
Total distributions	-	(1.21)	(0.20)
Net asset value at end of period	$9.63	$10.61	$11.17
Total return(B)	(9.24)%	5.63%	13.66%
Net assets at end of period (000s)	$4,762	$6,841	$10,036
Ratio of net expenses to average net assets	1.26	%(C)	1.29%	1.31%
Ratio of net investment income to average net assets	0.81	%(C)	0.90%	1.04%
Ratio of gross expenses to average net assets	1.27	%(C)	1.29%	1.32%
Portfolio turnover rate	35	%(C)	55%	80%

For the Six
Months Ended	Year Ended	Year Ended
June 30, 2008	December 31,	December 31,
Diamond Hill Select Fund - Class C	(Unaudited)	2007	2006	(A)
Net asset value at beginning of period	$10.56	$11.16	$10.00
Income (loss) from investment operations:
Net investment income	-	0.02	0.02
Net realized and unrealized gains (losses) on investments	(1.03)	0.54	1.30
Total from investment operations	(1.03)	0.56	1.32
Less Distributions:
Dividends from net investment income	-	(0.04)	(0.04)
Distributions from net realized gains	-	(1.12)	(0.12)
Total distributions	-	(1.16)	(0.16)
Net asset value at end of period	$9.53	$10.56	$11.16
Total return(B)	(9.75%)	4.78%	13.11%
Net assets at end of period (000s)	$4,839	$6,912	$5,661
Ratio of net expenses to average net assets	2.00	%(C)	2.03%	2.05%
Ratio of net investment income to average net assets	0.08	%(C)	0.23%	0.32%
Ratio of gross expenses to average net assets	2.03	%(C)	2.04%	2.06%
Portfolio turnover rate	35	%(C)	55%	80%

For the Six
Months Ended	Year Ended	Year Ended
June 30, 2008	December 31,	December 31,
Diamond Hill Select Fund - Class I	(Unaudited)	2007	2006	(A)
Net asset value at beginning of period	$10.59	$11.16	$10.00
Income (loss) from investment operations:
Net investment income	0.06	0.13	0.09
Net realized and unrealized gains (losses) on investments	(1.04)	0.57	1.32
Total from investment operations	(0.98)	0.70	1.41
Less Distributions:
Dividends from net investment income	-	(0.15)	(0.13)
Distributions from net realized gains	-	(1.12)	(0.12)
Total distributions	-	(1.27)	(0.25)
Net asset value at end of period	$9.61	$10.59	$11.16
Total return	(9.25)%	6.10%	14.04%
Net assets at end of period (000s)	$4,412	$4,667	$3,220
Ratio of net expenses to average net assets	0.88	%(C)	0.88%	0.84%
Ratio of net investment income to average net assets	1.21	%(C)	1.37%	1.47%
Ratio of gross expenses to average net assets	0.89	%(C)	0.89%	0.86%
Portfolio turnover rate	35	%(C)	55%	80%

(A)	Class A, Class C, and Class I commenced operations on December 31, 2005, and commenced public offering and investment operations on January 3, 2006.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 33

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2008		December 31,	December 31,	December 31,		December 31,		December 31,
Diamond Hill Long-Short Fund - Class A	(Unaudited)		2007	2006	2005		2004		2003
Net asset value at beginning of year	$18.40		$18.57	$16.46	$13.67		$11.75		$9.56
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.44	0.26	0.10		0.00	(A)	(0.01)
Net realized and unrealized gains (losses) on investments	(0.53)		0.16	2.52	2.83		1.98		2.20
Total from investment operations	(0.45)		0.60	2.78	2.93		1.98		2.19
Less Distributions:
Dividends from net investment income	-		(0.42)	(0.25)	(0.10)		-		-
Distributions from net realized gains	-		(0.35)	(0.42)	(0.04)		(0.06)		-
Total distributions	-		(0.77)	(0.67)	(0.14)		(0.06)		-
Net asset value at end of year	$17.95		$18.40	$18.57	$16.46		$13.67		$11.75
Total return(B)	(2.39)%		3.14%	16.89%	21.46%		16.86%		22.91%
Net assets at end of year (000s)	$1,590,407		$965,259	$773,161	$180,035		$47,008		$16,216
Ratio of net expenses to average net assets	1.59	%(D)	1.69%	1.77%	1.82%		1.78%		1.70%
Ratio of net investment income (loss) to average net assets	1.22	%(D)	2.46%	2.15%	1.12%		0.01%		(0.07)%
Ratio of gross expenses to average net assets	1.60	%(D)	1.69%	1.77%	1.82%		1.79%		1.71%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.46	%(D)	1.48%	1.51%	1.55%		1.60%		1.59%
Portfolio turnover rate	57	%(D)	59%	83%	58	%(E)	53	%(E)	41%

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2008		December 31,	December 31,	December 31,		December 31,		December 31,
Diamond Hill Long-Short Fund - Class C	(Unaudited)		2007	2006	2005		2004		2003
Net asset value at beginning of year	$17.65		$17.88	$15.92	$13.26		$11.48		$9.42
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.27	0.16	0.03		(0.05)		(0.04)
Net realized and unrealized gains (losses) on investments	(0.52)		0.16	2.38	2.70		1.89		2.10
Total from investment operations	(0.49)		0.43	2.54	2.73		1.84		2.06
Less Distributions:
Dividends from net investment income	-		(0.31)	(0.16)	(0.03)		-		-
Distributions from net realized gains	-		(0.35)	(0.42)	(0.04)		(0.06)		-
Total distributions	-		(0.66)	(0.58)	(0.07)		(0.06)		-
Net asset value at end of year	$17.16		$17.65	$17.88	$15.92		$13.26		$11.48
Total return(B)	(2.78)%		2.41%	15.98%	20.58%		16.04%		21.87%
Net assets at end of year (000s)	$409,575		$303,392	$188,550	$70,891		$20,810		$6,390
Ratio of net expenses to average net assets	2.33	%(D)	2.44%	2.52%	2.57%		2.53%		2.45%
Ratio of net investment income (loss) to average net assets	0.48	%(D)	1.72%	1.40%	0.37%		(0.73)%		(0.75)%
Ratio of gross expenses to average net assets	2.34	%(D)	2.44%	2.52%	2.57%		2.54%		2.46%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.20	%(D)	2.23%	2.26%	2.30%		2.35%		2.34%
Portfolio turnover rate	57	%(D)	59%	83%	58	%(E)	53	%(E)	41%

Page 34	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Period Ended
	June 30, 2008		December 31,	December 31,	December 31,
Diamond Hill Long-Short Fund - Class I	(Unaudited)		2007	2006	2005	(F)
Net asset value at beginning of period	$18.46		$18.63	$16.49	$13.80
Income (loss) from investment operations:
Net investment income	0.11		0.48	0.28	0.14
Net realized and unrealized gains
(losses) on investments	(0.52)		0.20	2.59	2.73
Total from investment operations	(0.41)		0.68	2.87	2.87
Less Distributions:
Dividends from net investment income	-		(0.49)	(0.31)	(0.14)
Distributions from net realized gains	-		(0.35)	(0.42)	(0.04)
Total distributions	-		(0.85)	(0.73)	(0.18)
Net asset value at end of period	$18.05		$18.46	$18.63	$16.49
Total return	(2.22)%		3.59%	17.37%	20.81	%(C)
Net assets at end of period (000s)	$799,077		$500,425	$290,734	$56,873
Ratio of net expenses to average net assets	1.21	%(D)	1.29%	1.34%	1.39	%(D)
Ratio of net investment income to average net assets	1.60	%(D)	2.87%	2.60%	1.71	%(D)
Ratio of gross expenses to average net assets	1.22	%(D)	1.29%	1.34%	1.39	%(D)
Ratio of net expenses to average net assets, excluding
dividends on securities sold short	1.08	%(D)	1.08%	1.08%	1.10	%(D)
Portfolio turnover rate	57	%(D)	59%	83%	58	%(E)

(A)	Amount rounds to less than $ 0.005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Not annualized.

(D)	Annualized.

(E)	The portfolio turnover rate for December 31, 2005 and December 31, 2004 has been revised to include long-term short selling transactions.

(F)	Class I commenced operations on January 31, 2005.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 35

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2008		December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Financial Long-Short Fund - Class A	(Unaudited)		2007	2006	2005	2004	2003
Net asset value at beginning of year	$16.20		$20.90	$18.48	$19.10	$17.92	$13.63
Income (loss) from investment operations:
Net investment income	0.20		0.49	0.23	0.29	0.13	0.07
Net realized and unrealized gains (losses)
on investments	(4.78)		(4.04)	2.79	(0.24)	2.84	5.60
Total from investment operations	(4.58)		(3.55)	3.02	0.05	2.97	5.67
Less Distributions:
Dividends from net investment income	-		(0.47)	(0.24)	(0.30)	(0.13)	(0.06)
Distributions from net realized gains	-		(0.68)	(0.36)	(0.37)	(1.66)	(1.32)
Total distributions	-		(1.15)	(0.60)	(0.67)	(1.79)	(1.38)
Net asset value at end of year	$11.62		$16.20	$20.90	$18.48	$19.10	$17.92
Total return(A)	(28.27)%		(17.05)%	16.35%	0.25%	16.67%	41.85%
Net assets at end of year (000s)	$13,401		$27,597	$38,978	$17,366	$20,682	$12,463
Ratio of net expenses to average net assets	1.86	%(C)	1.81%	1.70%	1.67%	1.70%	1.68%
Ratio of net investment income
to average net assets	2.16	%(C)	2.17%	1.80%	1.41%	0.90%	0.45%
Ratio of gross expenses to average net assets	1.87	%(C)	1.82%	1.70%	1.67%	1.71%	1.70%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.57	%(C)	1.59%	1.62%	-	-	-
Portfolio turnover rate	62	%(C)	55%	45%	28%	36%	53%

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2008		December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Financial Long-Short Fund - Class C	(Unaudited)		2007	2006	2005	2004	2003
Net asset value at beginning of year	$15.60		$20.10	$17.84	$18.42	$17.39	$13.31
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.34	0.13	0.15	0.03	(0.06)
Net realized and unrealized gains (losses)
on investments	(4.58)		(3.88)	2.63	(0.24)	2.70	5.46
Total from investment operations	(4.48)		(3.54)	2.76	(0.09)	2.73	5.40
Less Distributions:
Dividends from net investment income	-		(0.28)	(0.14)	(0.12)	(0.04)	-
Distributions from net realized gains	-		(0.68)	(0.36)	(0.37)	(1.66)	(1.32)
Total distributions	-		(0.96)	(0.50)	(0.49)	(1.70)	(1.32)
Net asset value at end of year	$11.12		$15.60	$20.10	$17.84	$18.42	$17.39
Total return(A)	(28.72)%		(17.68)%	15.47%	(0.49)%	15.79%	40.85%
Net assets at end of year (000s)	$2,560		$3,287	$4,620	$2,544	$3,941	$1,974
Ratio of net expenses to average net assets	2.62	%(C)	2.56%	2.45%	2.42%	2.45%	2.45%
Ratio of net investment income (loss) to average net assets	1.51	%(C)	1.42%	1.03%	0.67%	0.20%	(0.30)%
Ratio of gross expenses to average net assets	2.63	%(C)	2.57%	2.45%	2.42%	2.46%	2.47%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.32	%(C)	2.34%	2.37%	-	-	-
Portfolio turnover rate	62	%(C)	55%	45%	28%	36%	53%

Page 36	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended
June 30, 2008	December 31,
Diamond Hill Financial Long-Short Fund - Class I	(Unaudited)	2007	(B)
Net asset value at beginning of period	$16.18	20.90
Income (loss) from investment operations:
Net investment income	0.17	0.37
Net realized and unrealized losses
on investments	(4.73)	(3.83)
Total from investment operations	(4.56)	(3.46)
Less Distributions:
Dividends from net investment income	-	(0.58)
Distributions from net realized gains	-	(0.68)
Total distributions	-	(1.26)
Net asset value at end of period	$11.62	16.18
Total return	(28.18)%	(16.61)%
Net assets at end of period (000s)	$2,069	2,464
Ratio of net expenses to average net assets	1.49	%(C)	1.41%
Ratio of net investment income
to average net assets	2.62	%(C)	2.96%
Ratio of gross expenses to average net assets	1.50	%(C)	1.41%
Ratio of net expenses to average net assets, excluding
dividends on securities sold short	1.19	%(C)	1.18%
Portfolio turnover rate	62	%(C)	55%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)
Represents the period from commencement of operations (December 31, 2006) through December 31, 2007, and commencement of public offering and investment operations on January 3, 2007 for Class I shares.

(C)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 37

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2008		December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Strategic Income Fund - Class A	(Unaudited)		2007	2006	2005	2004	2003
Net asset value at beginning of year	$10.41		$11.71	$11.25	$11.63	$11.58	$10.28
Income (loss) from investment operations:
Net investment income	0.34		0.68	0.70	0.66	0.64	0.67
Net realized and unrealized gains
(losses) on investments	(0.51)		(1.20)	0.42	(0.38)	0.19	1.39
Total from investment operations	(0.17)		(0.52)	1.12	0.28	0.83	2.06
Less distributions:
Dividends from net investment income	(0.31)		(0.67)	(0.66)	(0.66)	(0.64)	(0.67)
Distributions from net realized gains	-		(0.11)	-	-	(0.14)	(0.09)
Total distributions	(0.31)		(0.78)	(0.66)	(0.66)	(0.78)	(0.76)
Net asset value at end of year	$9.93		$10.41	$11.71	$11.25	$11.63	$11.58
Total return(A)	(1.75)%		(4.78)%	10.26%	2.41%	7.46%	20.67%
Net assets at end of year (000s)	$50,673		$54,435	$49,372	$31,456	$31,274	$17,923
Ratio of net expenses to average net assets	1.06	%(C)	1.08%	1.12%	1.17%	1.20%	1.19%
Ratio of net investment income to average net assets	6.49	%(C)	6.15%	6.38%	5.74%	5.75%	6.01%
Ratio of gross expenses to average net assets	1.07	%(C)	1.09%	1.12%	1.17%	1.21%	1.21%
Portfolio turnover rate	83x	%(C)	142%	43%	66%	84%	83%

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2008		December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Strategic Income Fund - Class C	(Unaudited)		2007	2006	2005	2004	2003
Net asset value at beginning of year	$10.41		$11.70	$11.24	$11.63	$11.58	$10.28
Income (loss) from investment operations:
Net investment income	0.34		0.62	0.62	0.58	0.56	0.60
Net realized and unrealized gains
(losses) on investments	(0.56)		(1.22)	0.41	(0.40)	0.19	1.39
Total from investment operations	(0.22)		(0.60)	1.03	0.18	0.75	1.99
Less distributions:
Dividends from net investment income	(0.27)		(0.58)	(0.57)	(0.57)	(0.56)	(0.60)
Distributions from net realized gains	-		(0.11)	-	-	(0.14)	(0.09)
Total distributions	(0.27)		(0.69)	(0.57)	(0.57)	(0.70)	(0.69)
Net asset value at end of year	$9.92		$10.41	$11.70	$11.24	$11.63	$11.58
Total return(A)	(2.21)%		(5.43)%	9.43%	1.57%	6.70%	19.86%
Net assets at end of year (000s)	$19,852		$24,638	$26,908	$20,257	$15,560	$8,428
Ratio of net expenses to average net assets	1.80	%(C)	1.83%	1.87%	1.91%	1.95%	1.93%
Ratio of net investment income to average net assets	5.68	%(C)	5.35%	5.63%	5.06%	5.02%	5.39%
Ratio of gross expenses to average net assets	1.82	%(C)	1.84%	1.87%	1.91%	1.96%	1.95%
Portfolio turnover rate	83	%(C)	142%	43%	66%	84%	83%

Page 38	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Period Ended
	June 30, 2008		December 31,	December 31,	December 31,
Diamond Hill Strategic Income Fund - Class I	(Unaudited)		2007	2006	2005	(D)
Net asset value at beginning of period	$10.40		$11.69	$11.23	$11.65
Income (loss) from investment operations:
Net investment income	0.35		0.71	0.73	0.65
Net realized and unrealized gains
(losses) on investments	(0.51)		(1.17)	0.44	(0.42)
Total from investment operations	(0.16)		(0.46)	1.17	0.23
Less distributions:
Dividends from net investment income	(0.33)		(0.72)	(0.71)	(0.65)
Distributions from net realized gains	-		(0.11)	-	-
Total distributions	(0.33)		(0.83)	(0.71)	(0.65)
Net asset value at end of period	$9.91		$10.40	$11.69	$11.23
Total return	(1.66)%		(4.31)%	10.74%	2.03	%(B)
Net assets at end of period (000s)	$72,093		$70,205	$54,302	$25,299
Ratio of net expenses to average net assets	0.68	%(C)	0.68%	0.68%	0.70	%(C)
Ratio of net investment income to average net assets	6.89	%(C)	6.62%	6.89%	6.57	%(C)
Ratio of gross expenses to average net assets	0.69	%(C)	0.68%	0.68%	0.70	%(C)
Portfolio turnover rate	83	%(C)	142%	43%	66%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Not annualized.

(C)	Annualized.

(D)	Represents the period from commencement of operations (January 31, 2005) through December 31, 2005.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 39

Diamond Hill Funds
Notes to Financial Statements
June 30, 2008 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund” and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust. The Long-Short Fund is closed to new investors as of June 30, 2008.

The Funds offer three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at their "fair value". In these cases, a Valuation Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.

Effective December 1, 2007, the Funds adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Under SFAS No. 157 various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Page 40	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Funds net assets as of June 30, 2008:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities:
(Assets)
Small Cap Fund	$387,322,336	$-	$-
Small-Mid Cap Fund	29,623,630	-	-
Large Cap Fund	499,015,651	-	-
Select Fund	13,432,913	-	-
Long-Short Fund	3,548,181,673	-	-
Financial Long-Short Fund	18,932,439	-	-
Strategic Income Fund	72,100,781	69,840,985	-

Investments in Securities
Sold Short: (Liabilities)
Long-Short Fund	$662,039,558	$-	$-
Financial Long-Short Fund	1,013,785	-	-

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statements of Assets & Liabilities.

Securities Lending — Effective January 1, 2008, the Board of Trustees approved a securities lending agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”). Under the terms of the agreement, JPMorgan is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Funds as securities lending income. The securities lending income and the custody fee credits are presented in the Statements of Operations.

As of June 30, 2008, the value of securities loaned and the collateral held were as follows:

	Market Value of Securities Loaned	Value of Collateral Received
Small Cap Fund	$98,878,527	$103,672,124
Small-Mid Cap Fund	$8,064,800	$8,439,506
Large Cap Fund	$23,233,792	$24,371,534
Select Fund	$1,213,053	$1,278,972
Long-Short Fund	$71,361,263	$75,134,417
Financial Long-Short Fund	$980,035	$1,048,613
Strategic Income Fund	$3,486,878	$3,940,398

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 41

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Strategic Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, and Financial Long-Short Fund. The Funds record distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently net investment income) as an increase to unrealized appreciation (depreciation) and realized gain (loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP in the United States. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Investment Transactions

For the six months ended June 30, 2008, the purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$70,203,262	$80,576,893
Small-Mid Cap Fund	$7,641,159	$9,661,953
Large Cap Fund	$153,246,529	$55,422,956
Select Fund	$2,690,941	$5,473,623
Long-Short Fund	$1,319,152,458	$670,969,592
Financial Long-Short Fund	$7,706,695	$10,829,913
Strategic Income Fund	$187,217,514	$187,319,016

Page 42	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions paid are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2008:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$112,080	0.03%
Small-Mid Cap Fund	$13,172	0.04%
Large Cap Fund	$140,348	0.03%
Select Fund	$3,924	0.03%
Long-Short Fund	$1,260,720	0.05%
Financial Long-Short Fund	$13,918	0.08%
Strategic Income Fund	$18,551	0.01%

Investment Advisory Fees and Other Transactions with Affiliates

The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. (“DHCM”) under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.75%, 0.60%, 0.70%, 0.90%, 1.00%, and 0.50% of the Funds’ average daily net assets, respectively. The advisory agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM (“Administrator”) is paid a fee at an annual rate of 0.30% for Class A and Class C Shares and 0.18% for Class I shares of each Class’ average daily net assets. Prior to April 30, 2008, the fees paid by Class A and Class C Shares were paid at an annual rate of 0.32% of each Class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory, distribution, custody, brokerage, taxes, interest, dividend expense on securities sold short, and extraordinary expenses.

Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the “Plans”). Under the Plans, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I shares are not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

For the six months ended June 30, 2008, the Distributor received $5,866, $409, $6,349, $48, $138,305, $1,104, and $862, in sales commissions from the sales of Class A shares of the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund, respectively. The Distributor also received $1,438, $139, $3,131, $1,604, $31,086, $1,440, and $696 of contingent deferred sales charges relating to redemptions of Class C shares of the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund, respectively.

DHCM has an agreement with JPMorgan to provide sub-transfer agent, and sub-administrative services for the Funds. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Trust and its Funds (other than rendering investment advice), preparation of reports, supervision of the Trust’s arrangement with JPMorgan and assistance in the preparation of the Trust’s registration statement under federal and state laws. JPMorgan is paid directly by DHCM under terms of these service agreements.

Certain officers of the Trust are affiliated with DHCM, JPMorgan or the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 43

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may differ from GAAP. The tax character of distributions paid differs from the character of distributions shown on the Statements of Changes in Net Assets due primarily to short-term capital gains being treated as ordinary income for tax purposes and the use of equalization.

The tax character of distributions paid during 2007 and 2006 was as follows:

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund
	2007	2006	2007	2006	2007	2006	2007	2006
Distributions paid from:
Ordinary income	$1,804,841	$8,775,689	$383,749	$191,604	$10,040,327	$4,892,161	$1,494,756	$357,710
Long-term capital gains	23,287,772	4,882,826	614,655	-	15,104,359	1,739,721	678,617	-
Total distributions	$25,092,613	$13,658,515	$998,404	$191,604	$25,144,686	$6,631,882	$2,173,373	$357,710

	Long-Short Fund		Financial Long- Short Fund		Strategic Income Fund
	2007	2006	2007	2006	2007	2006
Distributions paid from:
Ordinary income	$56,499,180	$37,941,138	$1,693,193	$522,904	$9,428,087	$5,841,602
Long-term capital gains	22,195,381	5,437,134	616,465	825,774	1,736,617	-
Total distributions	$78,695,561	$43,378,272	$2,309,658	$1,348,678	$11,164,704	$5,841,602

The following information is computed on a tax basis for each item as of December 31, 2007:

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Federal tax cost of investments	$540,693,405	$44,017,358	$418,495,903	$18,674,628
Gross unrealized appreciation	55,291,969	3,098,335	56,799,801	4,075,656
Gross unrealized depreciation	(47,427,091)	(3,543,123)	(18,670,183)	(994,616)
Net unrealized appreciation (depreciation)	7,864,878	(444,788)	38,129,618	3,081,040
Undistributed ordinary income	490,888	942	13,484	54
Undistributed long-term capital gains	-	-	3,779,308	568,314
Post-October losses	(5,312,211)	(8,467)	-	-
Other temporary differences	-	-	-	(1,846,044)
Accumulated earnings (deficit)	$3,043,555	$(452,313)	$41,922,410	$1,803,364

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund
Tax cost of portfolio investments	$1,880,906,277	$42,646,857	$190,685,964
Gross unrealized appreciation	233,523,707	3,156,763	1,020,441
Gross unrealized depreciation	(149,230,491)	(6,346,326)	(15,464,444)
Net unrealized appreciation (depreciation)	84,293,216	(3,189,563)	(14,444,003)
Undistributed ordinary income	-	7,470	-
Undistributed long-term capital gains	9,366,895	-	-
Post-October losses	-	(303,580)	(1,503,980)
Other temporary differences	-	-	(66,337)
Accumulated earnings (deficit)	$93,660,111	$(3,485,673)	$(16,014,320)

Page 44	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2008 (Unaudited)

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, investments in Real Estate Investment Trusts and Limited Partnerships.

As of June 30, 2008, the Fund’s Federal tax cost of investment securities and net unrealized appreciation (depreciation) was as follows:

			Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small Cap Fund	$404,115,921	$72,614,528	$(89,408,083)	$(16,793,555)
Small-Mid Cap Fund	30,894,299	4,735,551	(6,006,220)	(1,270,669)
Large Cap Fund	502,925,768	69,239,133	(73,149,251)	(3,910,118)
Select Fund	14,207,122	1,785,709	(2,559,918)	(774,209)
Long-Short Fund	2,967,305,090	351,476,672	(402,416,218)	(50,939,546)
Financial Long-Short Fund	27,503,106	1,152,491	(10,431,705)	(9,279,214)
Strategic Income Fund	159,745,125	(1,274)	(17,802,086)	(17,803,360)

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses, equalization and investments in Real Estate Investment Trusts and Limited Partnerships. The Funds may designate a portion of the earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income taxes. The following reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis:

		Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Losses)
Small Cap Fund	$5,505,865	$(128,207)	$(5,377,658)
Small-Mid Cap Fund	7,804	2	(7,806)
Large Cap Fund	4,647,019	-	(4,647,019)
Select Fund	(823,704)	-	823,704
Long Short Fund	6,338,657	32,449	(6,371,106)
Financial Long-Short Fund	219,019	(18,909)	(200,110)
Strategic Income Fund	(33,832)	133,381	(99,549)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 45

Diamond Hill Funds
Other Items
June 30, 2008 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and forth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.

Trustee Approval of Investment Advisory Agreements

The Trustees of Diamond Hill Funds (the “Trust”), at a regularly scheduled meeting on May 22, 2008, by a unanimous vote, approved the Management Agreements between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). The Trustees discussed the following factors, on a Fund-by-Fund basis, in connection with the Trust’s Management Agreements (“investment advisory agreements”):

a)
The nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, including a review of the investment advisory agreements themselves, the services provided thereunder, the fee formula, fees paid, expenses assumed and termination provisions. The Trustees reviewed the performance history of each fund with a five year track record, noting that each Fund’s performance exceeded its respective benchmark for the five year period ended February 28, 2008. In addition, four of five Fund’s with a five year track record were also in the top quartile when compared to their peer groups for the same five year period and the two funds without a five year track record also ranked in the top quartile for the one year period. Both measurements are consistent with the Adviser’s long-term approach to measuring its performance. The Trustees also noted that the Adviser continued to invest significant resources in its investment team to help enhance the delivery of portfolio management services to the Funds.

b)
The reasonableness of the investment advisory fees, with the Trustees noting that the contract rates under the investment advisory agreements as of February 28, 2008 were at or below the mean and median rates of comparable funds within each Fund’s respective peer group.

c)
The reasonableness of the total expenses, with the Trustees noting that the total expenses of each class of shares of each of the Funds were generally at or below the mean and median total expenses of comparable funds within each Fund’s respective peer group, with total expenses for Class I shares of each Fund generally in the lower third or quarter of their respective peer groups.

d)
With limited exceptions, investment advisory fees charged by the Adviser to the Funds were lower than investment advisory fees the Adviser charges to its other similarly managed accounts (i.e. hedge funds and separate accounts).

e)
The reasonableness of each Fund’s profitability to the Adviser, including the Adviser’s methodology for calculating its profitability, with the Trustees noting that the Adviser’s pre-tax profit margin on the investment advisory agreements of each Fund represented a fair and entrepreneurial profit for managing the Fund. The Trustees also noted the Adviser’s voluntary reduction of its fees under the Administration Agreement of five basis points on Class A and Class C shares, effective April 30, 2005; four basis points on Class A and Class C and two basis points on Class I effective, April 30, 2006; four basis points on Class A and Class C effective, April 30, 2007; and two basis points on Class A and Class C effective April 30, 2008, in each case representing a sharing of the economies of scale realized by the Administrator.

Page 46	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Other Items (Continued)
June 30, 2008 (Unaudited)

f)
The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, with the Trustees noting that the current asset size of the Funds, the current advisory fee for each Fund, and other relevant factors did not warrant additional consideration of fee breakpoints for the Funds at the current time.

g)
The ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Board considered that the Adviser has no soft dollar arrangements with respect to securities transactions it executes for the Funds. The Trustees also considered that the Adviser is the Administrator to the Funds (under the Administration Agreement) and is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered revenue and expenses of the Administrator for providing financing arrangements related to the payment of commissions to financial intermediaries for the sale of C Shares of the Funds.

Having considered (1) the nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, (2) the reasonableness of the investment advisory fees, (3) the reasonableness of the total expenses, (4) the reasonableness of fees charged to other similar clients of the Adviser, (5) the reasonableness of each Fund’s profitability to the Adviser under each investment advisory agreement, (6) the extent to which economies of scale could and should be shared by the Adviser with the Funds, and (7) the ancillary benefits received by the Adviser, as discussed more fully above the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded it was appropriate to renew the investment advisory agreements.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 47

Diamond Hill Funds
Performance Update
June 30, 2008 (Unaudited)

Performance Update

The following table summarized the performance of the Diamond Hill Class A shares relative to their benchmarks as of June 30, 2008:

		Six	One	Three	Five	Ten	Since	Inception
Fund Name		Months	Year	Years	Years	Years	Inception	Date
Small Cap Fund (DHSCX)	Class A - Without Sales Charge	-1.42%	-10.51%	3.86%	13.69%	NA	13.36%	12/29/00
	Class A - With Sales Charge	-6.37%	-15.00%	2.11%	12.54%	NA	12.58%
	Class C - Without Sales Charge	-1.77%	-11.17%	3.10%	12.86%	NA	12.51%
	Class C - With Sales Charge	-2.75%	-12.00%	3.10%	12.86%	NA	12.51%
	Class I - Without Sales Charge	-1.24%	-10.16%	4.29%	13.98%	NA	13.55%
Russell 2000		-9.37%	-16.19%	3.79%	10.29%	NA	6.17%
Small-Mid Cap Fund (DHMAX)	Class A - Without Sales Charge	-0.48%	-7.41%	NA	NA	NA	3.24%	12/31/05
	Class A - With Sales Charge	-5.43%	-12.03%	NA	NA	NA	1.13%
	Class C - Without Sales Charge	-0.87%	-8.17%	NA	NA	NA	2.50%
	Class C - With Sales Charge	-1.86%	-9.06%	NA	NA	NA	2.50%
	Class I - Without Sales Charge	-0.29%	-7.03%	NA	NA	NA	3.66%
Russell 2500		-8.11%	-14.28%	NA	NA	NA	3.21%
Large Cap Fund (DHLAX)	Class A - Without Sales Charge	-8.62%	-8.74%	7.22%	13.00%	NA	7.34%	6/29/01
	Class A - With Sales Charge	-13.21%	-13.31%	5.40%	11.85%	NA	6.55%
	Class C - Without Sales Charge	-9.03%	-9.47%	6.42%	12.15%	NA	6.49%
	Class C - With Sales Charge	-9.94%	-10.33%	6.42%	12.15%	NA	6.49%
	Class I - Without Sales Charge	-8.47%	-8.39%	7.65%	13.30%	NA	7.55%
Russell 1000		-11.20%	-12.36%	4.81%	8.22%	NA	2.66%
Select Fund (DHTAX)	Class A - Without Sales Charge	-9.27%	-9.93%	NA	NA	NA	3.50%	12/31/05
	Class A - With Sales Charge	-13.79%	-14.46%	NA	NA	NA	1.38%
	Class C - Without Sales Charge	-9.75%	-10.80%	NA	NA	NA	2.73%
	Class C - With Sales Charge	-10.66%	-11.60%	NA	NA	NA	2.73%
	Class I - Without Sales Charge	-9.25%	-9.71%	NA	NA	NA	3.82%
Russell 3000		-11.05%	-12.69%	NA	NA	NA	3.21%
Long-Short Fund (DIAMX)	Class A - Without Sales Charge	-2.39%	0.89%	10.02%	13.18%	NA	9.02%	6/30/00
	Class A - With Sales Charge	-7.28%	-4.18%	8.16%	12.01%	NA	8.32%
	Class C - Without Sales Charge	-2.78%	0.12%	9.22%	12.33%	NA	8.19%
	Class C - With Sales Charge	-3.75%	-0.84%	9.22%	12.33%	NA	8.19%
	Class I - Without Sales Charge	-2.22%	1.29%	10.48%	13.50%	NA	9.21%
Russell 1000		-11.20%	-12.36%	4.81%	8.22%	NA	0.57%
MorningstarTM Long-Short
Category Average		-2.67%	3.10%	4.76%	4.86%	NA	4.50%

Page 48	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Performance Update (Continued)
June 30, 2008 (Unaudited)

		Six	One	Three	Five	Ten	Since	Inception
Fund Name		Months	Year	Years	Years	Years	Inception	Date
Financial Long-Short Fund	Class A - Without Sales Charge	-28.27%	-41.06%	-10.75%	-0.06%	3.46%	6.28%	8/1/97
(BANCX)	Class A - With Sales Charge	-31.85%	-44.01%	-12.27%	-1.08%	2.93%	5.78%
	Class C - Without Sales Charge	-28.72%	-41.67%	-11.51%	-0.86%	2.73%	5.53%
	Class C - With Sales Charge	-29.43%	-42.22%	-11.51%	-0.86%	2.73%	5.53%
	Class I - Without Sales Charge	-28.18%	-40.85%	-10.56%	0.07%	3.52%	6.34%
S&P Supercomposite Financials(A)		-28.18%	-40.85%	-8.77%	-0.51%	0.23%	2.17%
Strategic Income Fund (DSIAX)	Class A - Without Sales Charge	-1.75%	-9.08%	0.92%	3.91%	NA	6.45%	9/30/02
	Class A - With Sales Charge	-5.21%	-12.29%	-0.27%	3.17%	NA	5.79%
	Class C - Without Sales Charge	-2.21%	-9.80%	0.12%	3.13%	NA	5.74%
	Class C - With Sales Charge	-3.17%	-10.64%	0.12%	3.13%	NA	5.74%
	Class I - Without Sales Charge	-1.66%	-8.74%	1.31%	4.18%	NA	6.69%
Merril Lynch Domestic Master Index		1.33%	7.57%	4.21%	3.96%	NA	4.41%

Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the performance data quoted.

Performance is not guaranteed. Performance returns assume reinvestments of all distributions. Average annual total returns illustrate the annual compounded returns that would have produced the cumulative total return if the Fund's performance had remained constant throughout the period indicated. Returns for the periods less than one year are not annualized. The total return figures for the Funds reflect the maximum sales charge applicable to each class. These total return figures may reflect the waiver of a portion of a Fund's advisory or administration fees for certain periods. In such instances, and without such waiver of fees, the total returns would have been lower. The investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original purchase price. Class I and Class C shares include performance based on Class A shares, which was achieved prior to the creation of Class I and Class C shares. Class C returns have been restated for sales charges and for fees applicable to Class C shares, which include a 1.00% 12b-1 fee. No sales charge is assessed on Class I shares. Minimum initial investment for Class I shares is $500,000. Investors should consider the investment objectives, risks, and charges and expenses of the Diamond Hill Funds carefully before investing; this and other information about the Funds is in the prospectus, which can be obtained by calling 888-226-5595 or at www.diamond-hill.com. Read the prospectus carefully before you invest.

(A)	Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 49

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and distribution fees. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over the six-month period covered by this report if you invested $1,000 in the Fund, using the Funds' actual return and operating expenses for the six months ended June 30, 2008. The examples use actual net operating expenses applicable to that class. The calculation does not reflect sales charges (loads). If this cost was included, your costs would have been higher. The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the six months ended June 30, 2008, and one using a hypothetical 5% annual return (2.5% for the reporting period).

		Net Expense Ratio Annualized June 30, 2008	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Investment Advisory Fees	Administration Fees	Distribution/ Service Fees	Total Net Expenses
Small Cap Fund
Class A	Actual return	1.35%	$1,000.00	$985.80	$3.89	$1.56	$1.22	$6.67
	Hypothetical return	1.35%	$1,000.00	$1,018.15	$3.96	$1.58	$1.24	$6.78
Class C	Actual return	2.09%	$1,000.00	$982.30	$3.89	$1.56	$4.86	$10.31
	Hypothetical return	2.09%	$1,000.00	$1,014.47	$3.95	$1.58	$4.94	$10.47
Class I	Actual return	0.98%	$1,000.00	$987.60	$3.90	$0.93	$0.00	$4.83
	Hypothetical return	0.98%	$1,000.00	$1,020.01	$3.96	$0.95	$0.00	$4.91

Small-Mid Cap Fund
Class A	Actual return	1.30%	$1,000.00	$995.20	$3.65	$1.57	$1.22	$6.44
	Hypothetical return	1.30%	$1,000.00	$1,018.40	$3.70	$1.59	$1.23	$6.52
Class C	Actual return	2.04%	$1,000.00	$991.30	$3.65	$1.57	$4.87	$10.09
	Hypothetical return	2.04%	$1,000.00	$1,014.73	$3.69	$1.59	$4.92	$10.20
Class I	Actual return	0.92%	$1,000.00	$997.10	$3.66	$0.92	$0.00	$4.58
	Hypothetical return	0.92%	$1,000.00	$1,020.28	$3.70	$0.93	$0.00	$4.63

Large Cap Fund
Class A	Actual return	1.15%	$1,000.00	$913.80	$2.80	$1.49	$1.17	$5.46
	Hypothetical return	1.15%	$1,000.00	$1,019.16	$2.96	$1.57	$1.23	$5.76
Class C	Actual return	1.89%	$1,000.00	$909.70	$2.80	$1.49	$4.67	$8.96
	Hypothetical return	1.89%	$1,000.00	$1,015.49	$2.95	$1.57	$4.93	$9.45
Class I	Actual return	0.78%	$1,000.00	$1,084.70	$3.05	$0.97	$0.00	$4.02
	Hypothetical return	0.78%	$1,000.00	$1,021.01	$2.96	$0.94	$0.00	$3.90

Select Fund
Class A	Actual return	1.26%	$1,000.00	$907.60	$3.27	$1.51	$1.17	$5.95
	Hypothetical return	1.26%	$1,000.00	$1,018.62	$3.46	$1.59	$1.24	$6.29
Class C	Actual return	2.00%	$1,000.00	$902.50	$3.27	$1.51	$4.67	$9.45
	Hypothetical return	2.00%	$1,000.00	$1,014.94	$3.46	$1.59	$4.94	$9.99
Class I	Actual return	0.88%	$1,000.00	$907.50	$3.27	$0.89	$0.00	$4.16
	Hypothetical return	0.88%	$1,000.00	$1,020.50	$3.47	$0.95	$0.00	$4.42

Page 50	Diamond Hill Funds Semi-Annual Report June 30, 2008

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period (Continued)
(Unaudited)

		Net Expense Ratio Annualized June 30, 2008	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Investment Advisory Fees	Administration Fees	Distribution/ Service Fees	Total Net Expenses
Long-Short Fund
Class A	Actual return	1.59%	$1,000.00	$976.10	$4.39	$2.20	$1.22	$7.81
	Hypothetical return	1.59%	$1,000.00	$1,016.96	$4.48	$2.25	$1.24	$7.96
Class C	Actual return	2.33%	$1,000.00	$972.20	$4.39	$2.17	$4.88	$11.44
	Hypothetical return	2.33%	$1,000.00	$1,013.26	$4.48	$2.21	$4.98	$11.67
Class I	Actual return	1.21%	$1,000.00	$977.80	$4.39	$1.56	$0.00	$5.95
	Hypothetical return	1.21%	$1,000.00	$1,018.85	$4.48	$1.60	$0.00	$6.07

Financial Long-Short Fund
Class A	Actual return	1.86%	$1,000.00	$717.30	$4.29	$2.59	$1.07	$7.95
	Hypothetical return	1.86%	$1,000.00	$1,015.60	$5.04	$3.04	$1.26	$9.33
Class C	Actual return	2.62%	$1,000.00	$712.80	$4.13	$2.88	$4.12	$11.13
	Hypothetical return	2.62%	$1,000.00	$1,011.86	$4.85	$3.39	$4.84	$13.09
Class I	Actual return	1.49%	$1,000.00	$718.20	$4.15	$2.19	$0.00	$6.35
	Hypothetical return	1.49%	$1,000.00	$1,017.48	$4.88	$2.57	$0.00	$7.45

Strategic Income Fund
Class A	Actual return	1.06%	$1,000.00	$982.50	$2.43	$1.56	$1.22	$5.21
	Hypothetical return	1.06%	$1,000.00	$1,019.61	$2.48	$1.59	$1.24	$5.31
Class C	Actual return	1.80%	$1,000.00	$977.90	$2.43	$1.55	$4.85	$8.83
	Hypothetical return	1.80%	$1,000.00	$1,015.94	$2.47	$1.58	$4.95	$9.00
Class I	Actual return	0.68%	$1,000.00	$983.40	$2.43	$0.91	$0.00	$3.34
	Hypothetical return	0.68%	$1,000.00	$1,021.49	$2.48	$0.93	$0.00	$3.41
_____________________
You can find more information about the Fund's expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

Diamond Hill Funds Semi-Annual Report June 30, 2008	Page 51

Diamond Hill Funds

Management of the Trust (unaudited)

Listed in the charts below is basic information regarding the Trustees and officers of the Trust.

TRUSTEES:
Name/ Address/[1] Age	Position(s) Held with Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) At Least The Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
Thomas E. Line Year of Birth: 1967	Chairman Trustee	Since November 2005	Senior Managing Director and Chief Financial Officer, Red Capital Group (mortgage and investment banking subsidiary of National City Bank), October 2005 to the present; Vice President and Treasurer, Red Capital Group, September 2004 to October 2005; President, Focused Financial Consulting, Inc. (financial consulting), March 2002 to September 2004; Chief Operating Officer, Meeder Financial, Inc. (parent of investment adviser and mutual fund servicing companies), June 1998 to March 2002.	7

Elizabeth P. Kessler Year of Birth: 1968	Trustee	Since November 2005	Attorney - Jones Day	7

D’Ray Moore Year of Birth: 1959	Trustee	Since August 2007	Retired, Community Volunteer. Trustee of American Performance Funds from October 2004 to October 2007.	7

George A. Skestos Year of Birth: 1968	Trustee	Since August 2000	Managing Member, Arcadia Holdings, LLC (private investment banking firm), May 2001 to the present; President of Homewood Corporation (real estate development firm), January 2000 to the present.	7

PRINCIPAL OFFICERS:
Name/ Address/[1] Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) At Least The Last 5 Years
James F. Laird, Jr.[3] Year of Birth: 1957	President	Since December 2001
Chief Financial Officer of Diamond Hill Investment Group, Inc., since December 2001. President of Diamond Hill Securities since July 2001. Vice President Corporate Strategy with Nationwide Insurance from January 2001 to July 2001. Senior Vice President Product Development with Villanova Capital from February 1999 through December 2000.

Gary R. Young[3] Year of Birth: 1969	Treasurer, Secretary and Chief Compliance Officer	Since May 2004 Since September 2004
Controller of Diamond Hill Investment Group, Inc. since April 2004. Director of Mutual Fund Administration with Banc One Investment Advisors October 1998 through April 2004. Vice President and Manager of Mutual Fund Accounting and Financial Reporting with First Chicago NBD January 1996 through October 1998.

1	The address of each Trustee and Officer is 325 John H. McConnell Boulevard - Suite 200, Columbus, Ohio 43215.

2	Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

3
Mr. Laird and Mr. Young are each an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, because of their relationship with Diamond Hill Capital Management, Inc.

The Statement of Additional Information contains additional information about the Trustees and is available without charge on www.diamond-hill.com or by calling 1-888-226-5595.

Page 52	Diamond Hill Funds Semi-Annual Report June 30, 2008

[This page has been left blank intentionally.]

[This page has been left blank intentionally.]

[This page has been left blank intentionally.]

DIAMOND HILL funds

325 John H. McConnell Blvd., Suite 200
Columbus, Ohio 43215

614.255.3333
www.diamond-hill.com

Investment Adviser
Diamond Hill Capital Management, Inc.

Distributor
IFS Fund Distributors, Inc.

For additional information, call:
J.P. Morgan Chase Bank N.A.
TOLL FREE 888.226.5595

Item 2. Code of Ethics.

Not required in semiannual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semiannual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semiannual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable in semiannual filing.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications required by Item 12(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird
James F. Laird, Jr. President

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird
James F. Laird, Jr. President

Date: August 26, 2008

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young Treasurer and Chief Financial Officer

Date: August 26, 2008